UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter: Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	1/31/2019

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM QMA Commodity Strategies Fund

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

(Formerly known as Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Commodity Strategies Fund, Prudential QMA Mid-Cap Core Equity Fund and Prudential QMA US Broad Market Index Fund)

SEMIANNUAL REPORT

JANUARY 31, 2019

PGIM Jennison Small-Cap Core Equity Fund—Objective: To outperform the
Russell 2000 Index

PGIM Core Conservative Bond Fund—Objective: To outperform the Bloomberg
Barclays US Aggregate Bond Index over full market cycles

PGIM TIPS Fund—Objective: To seek to outperform the Bloomberg Barclays
US Treasury Inflation-Protected Securities (TIPS) Index

PGIM QMA Commodity Strategies Fund—Objective: To generate returns over time in excess of the Bloomberg Commodity Index

PGIM QMA Mid-Cap Core Equity Fund—Objective: To outperform the
S&P MidCap 400 Index

PGIM QMA US Broad Market Index Fund—Objective: To seek to provide investment results that approximate the performance of the S&P Composite 1500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Day One Underlying Funds

PGIM Day One Underlying Funds	3

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PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	–10.22	–5.82	8.32 (11/15/16)
Russell 2000 Index
	–9.62	–3.52	7.38
Lipper Small Cap Core Funds Average
	–9.30	–5.49	5.38

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

PGIM Day One Underlying Funds	5

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 2000 Index—The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

Lipper Small Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/19 (%)
HubSpot, Inc., Software	2.0
Planet Fitness, Inc. (Class A Stock), Hotels, Restaurants & Leisure	1.8
East West Bancorp, Inc., Banks	1.8
CyberArk Software Ltd., Software	1.6
InterXion Holding NV, IT Services	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/19 (%)
Software	13.0
Banks	12.9
Equity Real Estate Investment Trusts (REITs)	9.1
Machinery	4.5
Hotels, Restaurants & Leisure	4.2

Industry weightings reflect only long-term investments and are subject to change

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PGIM Core Conservative Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	2.56	1.87	1.33 (11/15/16)
Bloomberg Barclays US Aggregate Bond Index
	2.71	2.25	2.19
Lipper Core Bond Funds Average
	2.18	1.56	2.05

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

PGIM Day One Underlying Funds	7

PGIM Core Conservative Bond Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper Core Bond Funds Average—Funds that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 1/31/19 (%)
AAA	73.2
AA	5.3
A	12.8
BBB	6.9
Cash/Cash Equivalents	1.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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PGIM TIPS Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	0.44	0.59	0.77 (11/15/16)
Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index
	0.58	0.93	1.36
Lipper Inflation Protected Bond Funds Average
	0.20	0.43	1.15

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

PGIM Day One Underlying Funds	9

PGIM TIPS Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Lipper Inflation Protected Bond Funds Average—Funds that invest primarily in inflation-indexed fixed income securities. Inflation-linked bonds are fixed income securities structured to provide protection against inflation.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 1/31/19 (%)
AAA	99.5
Cash/Cash Equivalents	0.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	–4.89	–9.04	–0.26 (11/15/16)
Bloomberg Commodity Index
	–4.37	–8.23	–1.44
Lipper Commodities General Funds Average
	–6.59	–8.88	–0.81

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

PGIM Day One Underlying Funds	11

PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Lipper Commodities General Funds Average—Funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Top Five Commodities Futures Exposures as a percentage of net assets as of 1/31/19 (%)
Gold 100 OZ	11.6
WTI Crude	8.9
Copper	8.2
Natural Gas	8.1
Brent Crude	7.2

Commodity Futures contracts reflect net exposure and are subject to change.

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PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	–8.42	–8.34	6.09 (11/17/16)
S&P MidCap 400 Index
	–6.74	–4.53	7.38
Lipper Mid-Cap Core Funds Average
	–6.42	–5.85	6.15

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

PGIM Day One Underlying Funds	13

PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (continued)

Benchmark Definitions

S&P MidCap 400 Index—The S&P MidCap 400 Index is designed to measure the performance of 400 mid-sized companies in the US.

Lipper Mid-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/19 (%)
NVR, Inc., Homebuilding	1.3
Zebra Technologies Corp., Electronic Equipment & Instruments	1.1
UGI Corp., Gas Utilities	1.1
STERIS plc, Health Care Equipment	1.1
Reinsurance Group of America, Inc., Reinsurance	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/19 (%)
Equity Real Estate Investment Trusts (REITs)	8.5
Banks	6.8
Insurance	5.6
Health Care Equipment & Supplies	4.9
Electronic Equipment, Instruments & Components	4.8

Industry weightings reflect only long-term investments and are subject to change.

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PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	–3.51	–2.61	11.63 (11/17/16)
S&P Composite 1500 Index
	–3.48	–2.42	11.73
Lipper Multi-Cap Core Funds Average**
	–4.75	–4.69	9.31
Lipper Large-Cap Core Funds Average**
	–3.69	–3.60	10.86

*Not annualized

**The Fund is compared to the Lipper Multi-Cap Core Funds Universe, although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Universe. The Lipper Multi-Cap Core Funds Universe is utilized because the Fund’s manager believes that the funds included in the universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

PGIM Day One Underlying Funds	15

PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (continued)

Benchmark Definitions

S&P Composite 1500 Index—The S&P Composite 1500® Index is an unmanaged index of stocks of 1,500 US companies, with market capitalizations ranging from small to large. The SP Composite 1500 Index is a combination of three leading US stock indices: The S&P 500 Index (which measures the performance of US Large Cap stocks), the S&P MidCap 400 Index (which measures the performance of Mid Cap stocks) and the S&P 600 Index (which measures the performance of US Small Cap stocks) and gives an indication of how the broad US stock market has performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Lipper Multi-Cap Core Funds Average—Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Lipper Large-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/19 (%)
Microsoft Corp., Software	3.0
Apple, Inc., Technology Hardware, Storage & Peripherals	2.8
Amazon.com, Inc., Internet & Direct Marketing Retail	2.7
SPDR S&P 500 ETF Trust	1.6
Facebook, Inc. (Class A Stock), Interactive Media & Services	1.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/19 (%)
Banks	5.7
Software	5.5
Oil, Gas & Consumable Fuels	4.4
IT Services	4.4
Pharmaceuticals	4.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$897.80	0.95%	$4.54
Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

PGIM Day One Underlying Funds	17

Fees and Expenses (continued)

PGIM Core Conservative Bond Fund	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,025.60	0.50%	$2.55
Hypothetical	$1,000.00	$1,022.68	0.50%	$2.55

PGIM TIPS Fund	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,004.40	0.40%	$2.02
Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

PGIM QMA Commodity Strategies Fund	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$951.10	0.88%	$4.33
Hypothetical	$1,000.00	$1,020.77	0.88%	$4.48

PGIM QMA Mid-Cap Core Equity Fund	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$915.80	0.85%	$4.10
Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

PGIM QMA US Broad Market Index Fund	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$964.90	0.20%	$0.99
Hypothetical	$1,000.00	$1,024.20	0.20%	$1.02

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by the 365 days in each Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.8%

COMMON STOCKS

Airlines 0.8%
Spirit Airlines, Inc.*	2,177	$128,051

Banks 12.9%
Ameris Bancorp	3,190	121,060
Bank OZK	1,171	35,528
BankUnited, Inc.	7,206	243,635
Brookline Bancorp, Inc.	5,246	78,008
Byline Bancorp, Inc.*	5,063	95,640
Eagle Bancorp, Inc.*	1,394	76,503
East West Bancorp, Inc.	5,428	273,137
First Bancorp/Southern Pines NC	3,076	113,105
Heritage Financial Corp.	1,921	59,513
Old Line Bancshares, Inc.	3,228	87,188
Pinnacle Financial Partners, Inc.	3,995	214,811
Renasant Corp.	4,176	148,331
Seacoast Banking Corp. of Florida*	4,842	133,252
Union Bankshares Corp.	3,750	118,350
Wintrust Financial Corp.	3,208	228,217

		2,026,278

Beverages 0.9%
MGP Ingredients, Inc.	2,058	147,744

Biotechnology 3.1%
Amicus Therapeutics, Inc.*	10,816	130,225
Audentes Therapeutics, Inc.*	1,263	31,322
FibroGen, Inc.*	1,022	57,998
Ligand Pharmaceuticals, Inc.*	639	75,466
Madrigal Pharmaceuticals, Inc.*	404	46,767
Mirati Therapeutics, Inc.*	1,644	108,636
Natera, Inc.*	2,927	39,778

		490,192

Building Products 1.2%
JELD-WEN Holding, Inc.*	3,269	58,319
PGT Innovations, Inc.*	8,185	136,198

		194,517

See Notes to Financial Statements.

PGIM Day One Underlying Funds	19

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets 1.7%
BrightSphere Investment Group PLC	12,228	$151,260
Focus Financial Partners, Inc. (Class A Stock)*	891	25,055
Moelis & Co. (Class A Stock)	1,970	86,188

		262,503

Chemicals 1.8%
Ferro Corp.*	9,498	158,332
PolyOne Corp.	3,858	124,883

		283,215

Commercial Services & Supplies 3.2%
Advanced Disposal Services, Inc.*	5,081	128,041
BrightView Holdings, Inc.*	2,339	34,641
Healthcare Services Group, Inc.	2,920	127,370
Mobile Mini, Inc.	5,519	208,563

		498,615

Construction & Engineering 0.5%
Great Lakes Dredge & Dock Corp.*	11,208	79,241

Construction Materials 1.3%
Summit Materials, Inc. (Class A Stock)*	13,476	205,644

Diversified Telecommunication Services 1.0%
Bandwidth, Inc. (Class A Stock)*	1,767	81,459
Cogent Communications Holdings, Inc.	1,652	80,039

		161,498

Electric Utilities 1.1%
El Paso Electric Co.	3,308	173,736

Electrical Equipment 0.4%
Thermon Group Holdings, Inc.*	2,664	61,432

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 0.7%
Cactus, Inc. (Class A Stock)*	1,986	$65,181
KLX Energy Services Holdings, Inc.*	1,425	37,135

		102,316

Entertainment 0.8%
IMAX Corp.*	5,971	124,018

Equity Real Estate Investment Trusts (REITs) 9.1%
Colony Capital, Inc.	11,177	67,844
Columbia Property Trust, Inc.	7,801	172,168
Cousins Properties, Inc.	16,246	143,777
Gaming & Leisure Properties, Inc.	2,848	106,800
Hersha Hospitality Trust	8,492	157,357
Independence Realty Trust, Inc.	12,393	129,507
National Storage Affiliates Trust	5,722	166,510
Pebblebrook Hotel Trust	4,257	136,437
QTS Realty Trust, Inc. (Class A Stock)	3,079	129,657
Retail Opportunity Investments Corp.	8,355	146,797
Summit Hotel Properties, Inc.	6,358	71,019

		1,427,873

Food & Staples Retailing 2.1%
Performance Food Group Co.*	5,403	184,567
Sprouts Farmers Market, Inc.*	5,683	136,278

		320,845

Food Products 2.5%
Adecoagro SA (Argentina)*	14,015	106,794
B&G Foods, Inc.	4,045	107,840
Darling Ingredients, Inc.*	8,627	183,496

		398,130

Health Care Equipment & Supplies 3.4%
Glaukos Corp.*	1,886	120,308
Inogen, Inc.*	614	92,843
Integra LifeSciences Holdings Corp.*	2,173	102,913

See Notes to Financial Statements.

PGIM Day One Underlying Funds	21

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Merit Medical Systems, Inc.*	2,600	$146,978
NuVasive, Inc.*	1,298	65,082

		528,124

Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*(a)	3,120	85,363
Guardant Health, Inc.*	1,152	46,472
HealthEquity, Inc.*	686	42,765
Premier, Inc. (Class A Stock)*	3,460	137,673

		312,273

Health Care Technology 1.2%
Tabula Rasa HealthCare, Inc.*	1,591	95,905
Teladoc Health, Inc.*	1,465	94,053

		189,958

Hotels, Restaurants & Leisure 4.2%
Penn National Gaming, Inc.*	2,290	55,510
Planet Fitness, Inc. (Class A Stock)*	4,760	275,699
Texas Roadhouse, Inc.	2,539	154,473
Vail Resorts, Inc.	192	36,146
Wingstop, Inc.	2,044	134,188

		656,016

Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	1,600	64,256

Insurance 0.6%
Goosehead Insurance, Inc. (Class A Stock)*	3,244	93,233

Internet & Direct Marketing Retail 0.5%
Stamps.com, Inc.*	434	80,759

IT Services 2.4%
Evo Payments, Inc. (Class A Stock)*	4,563	114,759
InterXion Holding NV (Netherlands)*	4,262	255,891

		370,650

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.5%
Syneos Health, Inc.*	1,437	$73,344

Machinery 4.5%
Actuant Corp. (Class A Stock)	4,184	95,772
Gardner Denver Holdings, Inc.*	4,423	109,115
Milacron Holdings Corp.*	7,607	105,433
Mueller Water Products, Inc. (Class A Stock)	3,049	30,124
NN, Inc.	5,609	51,210
Rexnord Corp.*	8,352	218,405
Terex Corp.	1,559	47,877
Welbilt, Inc.*	3,310	46,406

		704,342

Media 0.9%
AMC Networks, Inc. (Class A Stock)*	1,439	90,571
Cardlytics, Inc.*	3,170	55,443

		146,014

Metals & Mining 0.1%
Sandstorm Gold Ltd. (Canada)*	3,504	18,396

Mortgage Real Estate Investment Trusts (REITs) 1.4%
MFA Financial, Inc.	30,863	226,226

Oil, Gas & Consumable Fuels 2.2%
SemGroup Corp. (Class A Stock)	1,772	28,388
Tallgrass Energy LP	3,429	81,713
WPX Energy, Inc.*	18,451	226,209

		336,310

Pharmaceuticals 2.2%
GW Pharmaceuticals PLC (United Kingdom), ADR*	787	112,344
Horizon Pharma PLC*	5,915	127,114
Prestige Consumer Healthcare, Inc.*	2,803	78,260
resTORbio, Inc.*	2,273	20,184

		337,902

See Notes to Financial Statements.

PGIM Day One Underlying Funds	23

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services 1.6%
Huron Consulting Group, Inc.*	2,304	$111,399
Korn Ferry	2,957	134,839

		246,238

Road & Rail 1.0%
Saia, Inc.*	2,638	158,201

Semiconductors & Semiconductor Equipment 3.4%
Brooks Automation, Inc.	3,915	121,874
Inphi Corp.*	2,651	104,555
Marvell Technology Group Ltd.	3,374	62,520
MaxLinear, Inc.*	8,201	160,904
Monolithic Power Systems, Inc.	683	86,441

		536,294

Software 13.0%
Box, Inc. (Class A Stock)*	1,543	32,279
Carbon Black, Inc.*	4,281	66,313
CyberArk Software Ltd. (Israel)*	2,843	249,502
Everbridge, Inc.*	2,403	148,649
HubSpot, Inc.*	2,017	319,311
MINDBODY, Inc. (Class A Stock)*	2,130	77,660
New Relic, Inc.*	1,444	146,783
Paycom Software, Inc.*	904	134,009
Proofpoint, Inc.*	1,747	177,967
Q2 Holdings, Inc.*	2,562	152,260
Trade Desk, Inc. (The) (Class A Stock)*	947	135,118
Varonis Systems, Inc.*	3,943	232,952
Zendesk, Inc.*	2,514	169,770

		2,042,573

Specialty Retail 3.4%
Five Below, Inc.*	1,378	170,500
Hudson Ltd. (Class A Stock)*	6,466	83,282
Monro, Inc.	1,527	109,425
National Vision Holdings, Inc.*	2,126	67,521
Party City Holdco, Inc.*	8,947	98,775

		529,503

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.5%
G-III Apparel Group Ltd.*	2,434	$84,874
Steven Madden Ltd.	4,717	154,010

		238,884

Trading Companies & Distributors 1.3%
Beacon Roofing Supply, Inc.*	5,691	206,754

TOTAL LONG-TERM INVESTMENTS (cost $13,878,443)		15,182,098

SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	561,110	561,110
PGIM Institutional Money Market Fund (cost $42,820; includes $42,504 of cash collateral for securities on loan)(b)(w)	42,825	42,833

TOTAL SHORT-TERM INVESTMENTS (cost $603,930)		603,943

TOTAL INVESTMENTS 100.6% (cost $14,482,373)		15,786,041
Liabilities in excess of other assets (0.6)%		(94,226)

NET ASSETS 100.0%		$15,691,815

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,040; cash collateral of $42,504 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	25

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$128,051	$—	$—
Banks	2,026,278	—	—
Beverages	147,744	—	—
Biotechnology	490,192	—	—
Building Products	194,517	—	—
Capital Markets	262,503	—	—
Chemicals	283,215	—	—
Commercial Services & Supplies	498,615	—	—
Construction & Engineering	79,241	—	—
Construction Materials	205,644	—	—
Diversified Telecommunication Services	161,498	—	—
Electric Utilities	173,736	—	—
Electrical Equipment	61,432	—	—
Energy Equipment & Services	102,316	—	—
Entertainment	124,018	—	—
Equity Real Estate Investment Trusts (REITs)	1,427,873	—	—
Food & Staples Retailing	320,845	—	—
Food Products	398,130	—	—
Health Care Equipment & Supplies	528,124	—	—
Health Care Providers & Services	312,273	—	—
Health Care Technology	189,958	—	—
Hotels, Restaurants & Leisure	656,016	—	—
Independent Power & Renewable Electricity Producers	64,256	—	—
Insurance	93,233	—	—
Internet & Direct Marketing Retail	80,759	—	—
IT Services	370,650	—	—
Life Sciences Tools & Services	73,344	—	—
Machinery	704,342	—	—
Media	146,014	—	—
Metals & Mining	18,396	—	—
Mortgage Real Estate Investment Trusts (REITs)	226,226	—	—
Oil, Gas & Consumable Fuels	336,310	—	—
Pharmaceuticals	337,902	—	—
Professional Services	246,238	—	—
Road & Rail	158,201	—	—
Semiconductors & Semiconductor Equipment	536,294	—	—
Software	2,042,573	—	—
Specialty Retail	529,503	—	—
Textiles, Apparel & Luxury Goods	238,884	—	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Trading Companies & Distributors	$206,754	$—	$—
Affiliated Mutual Funds	603,943	—	—

Total	$15,786,041	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Software	13.0%
Banks	12.9
Equity Real Estate Investment Trusts (REITs)	9.1
Machinery	4.5
Hotels, Restaurants & Leisure	4.2
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	3.8
Semiconductors & Semiconductor Equipment	3.4
Specialty Retail	3.4
Health Care Equipment & Supplies	3.4
Commercial Services & Supplies	3.2
Biotechnology	3.1
Food Products	2.5
IT Services	2.4
Pharmaceuticals	2.2
Oil, Gas & Consumable Fuels	2.2
Food & Staples Retailing	2.1
Health Care Providers & Services	2.0
Chemicals	1.8
Capital Markets	1.7
Professional Services	1.6
Textiles, Apparel & Luxury Goods	1.5
Mortgage Real Estate Investment Trusts (REITs)	1.4
Trading Companies & Distributors	1.3
Construction Materials	1.3%
Building Products	1.2
Health Care Technology	1.2
Electric Utilities	1.1
Diversified Telecommunication Services	1.0
Road & Rail	1.0
Beverages	0.9
Media	0.9
Airlines	0.8
Entertainment	0.8
Energy Equipment & Services	0.7
Insurance	0.6
Internet & Direct Marketing Retail	0.5
Construction & Engineering	0.5
Life Sciences Tools & Services	0.5
Independent Power & Renewable Electricity Producers	0.4
Electrical Equipment	0.4
Metals & Mining	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	27

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$41,040	$(41,040)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

28

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value, including securities on loan of $41,040:
Unaffiliated investments (cost $13,878,443)	$15,182,098
Affiliated investments (cost $603,930)	603,943
Receivable for investments sold	22,592
Receivable for Fund shares sold	12,976
Dividends receivable	2,759
Prepaid expenses	559

Total Assets	15,824,927

Liabilities
Payable to broker for collateral for securities on loan	42,504
Payable for Fund shares reacquired	28,075
Custodian and accounting fees payable	20,392
Payable for investments purchased	17,847
Audit fee payable	12,341
Shareholders’ reports payable	7,381
Accrued expenses and other liabilities	4,131
Management fee payable	362
Affiliated transfer agent fee payable	79

Total Liabilities	133,112

Net Assets	$15,691,815

Net assets were comprised of:
Shares of beneficial interest, at par	$1,431
Paid-in capital in excess of par	14,840,606
Total distributable earnings (loss)	849,778

Net assets, January 31, 2019	$15,691,815

Class R6
Net asset value, offering price and redemption price per share, ($15,691,815 ÷ 1,431,091 shares of beneficial interest issued and outstanding)	$10.96

See Notes to Financial Statements.

PGIM Day One Underlying Funds	29

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$80,560
Affiliated dividend income	7,973
Income from securities lending, net (including affiliated income of $167)	2,592

Total income	91,125

Expenses
Management fee	58,748
Custodian and accounting fees	27,977
Audit fee	12,341
Legal fees and expenses	8,545
Shareholders’ reports	6,253
Trustees’ fees	6,155
Transfer agent’s fees and expenses (including affiliated expense of $210)	210
Registration fees	31
Miscellaneous	5,576

Total expenses	125,836
Less: Fee waiver and/or expense reimbursement	(51,420)

Net expenses	74,416

Net investment income (loss)	16,709

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $6)	(160,660)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(6))	(1,488,504)

Net gain (loss) on investment transactions	(1,649,164)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,632,455)

See Notes to Financial Statements.

30

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$16,709	$350
Net realized gain (loss) on investment transactions		(160,660)	605,939
Net change in unrealized appreciation (depreciation) on investments		(1,488,504)	1,735,364

Net increase (decrease) in net assets resulting from operations		(1,632,455)	2,341,653

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(909,864)	—

Dividends from net investment income*
Class R6		*	(2,113)

Distributions from net realized gains*
Class R6		*	(235,816)

Fund share transactions
Net proceeds from shares sold		1,811,075	2,127,195
Net asset value of shares issued in reinvestment of dividends and distributions		909,864	237,929
Cost of shares reacquired		(645,143)	(894,149)

Net increase (decrease) in net assets from Fund share transactions		2,075,796	1,470,975

Total increase (decrease)		(466,523)	3,574,699

Net Assets:
Beginning of period		16,158,338	12,583,639

End of period(a)		$15,691,815	$16,158,338

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$(734)

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	31

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITY 0.2%

Credit Card
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3 (cost $99,997)	3.290%		05/23/25	100	$101,586

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.5%
Benchmark Mortgage Trust, Series 2018-B03, Class A3	3.746		04/10/51	30	30,397
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283		11/15/50	90	87,969
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104		11/13/50	40	39,739
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458		12/10/49	125	125,393
Series 2017-P08, Class A3	3.203		09/15/50	75	73,538
Commercial Mortgage Trust,
Series 2015-CR26, Class A4	3.630		10/10/48	55	55,830
Series 2015-PC01, Class A4	3.620		07/10/50	200	203,066
Series 2016-DC02, Class A5	3.765		02/10/49	25	25,482
CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210		11/15/49	45	44,207
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502		12/25/24	44	43,677
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	75	71,087
Series 2017-M01, Class A2	2.416	(cc)	10/25/26	40	38,004
FHLMC Multifamily Structured Pass-Through Certificates,
Series K64, Class A2	3.224		03/25/27	100	100,596
Series K70, Class A2	3.303	(cc)	11/25/27	50	50,396
Series K70, Class AM	3.364	(cc)	12/25/27	25	25,203
Series K76, Class A2	3.900		04/25/28	90	94,805
Series K76, Class AM	3.900		04/25/28	50	52,372
Series K77, Class A2	3.850	(cc)	05/25/28	60	62,885
Series K77, Class AM	3.850	(cc)	05/25/28	10	10,428
Series K83, Class A2	4.050	(cc)	09/25/28	75	79,837
Series K83, Class AM	4.030	(cc)	10/25/28	25	26,452
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559		08/15/49	20	18,989
Series 2016-JP04, Class A3	3.393		12/15/49	125	124,777
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077		03/15/48	70	69,048

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2016-C32, Class A3	3.459%	12/15/49	125	$125,020
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	124,065
UBS Commercial Mortgage Trust,
Series 2018-C09, Class ASB	4.090	03/15/51	60	62,955
Series 2018-C11, Class A3	4.312	06/15/51	75	78,729
Series 2018-C13, Class A3	4.069	10/15/51	200	207,424
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	123,653
Series 2017-C39, Class A3	2.878	09/15/50	100	98,105

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,361,398)				2,374,128

CORPORATE BONDS 24.1%

Aerospace & Defense 0.8%
General Dynamics Corp., Gtd. Notes	3.500	05/15/25	115	116,918
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	55	53,958
Sr. Unsec’d. Notes	3.800	03/01/45	15	14,275
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	26,248
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500	03/15/27	75	72,204
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800	05/04/24	45	43,553
Sr. Unsec’d. Notes	4.125	11/16/28	20	20,571

				347,727

Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	65	63,583
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.222	08/15/24	55	52,603
Gtd. Notes	3.557	08/15/27	20	18,299

See Notes to Financial Statements.

PGIM Day One Underlying Funds	33

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.625%		03/06/23	50	$48,597
Sr. Unsec’d. Notes	4.125		03/04/43	10	9,128

					192,210

Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150		10/11/25	26	25,520
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400		04/19/21	20	19,865

					45,385

Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375		02/01/29	60	58,118
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.664		09/08/24	10	8,912
Sr. Unsec’d. Notes	3.810		01/09/24	10	9,082
Sr. Unsec’d. Notes	4.134		08/04/25	55	49,283
General Motors Co., Sr. Unsec’d. Notes	6.250		10/02/43	15	14,571
General Motors Financial Co., Inc., Gtd. Notes	4.000		01/15/25	80	75,804

					215,770

Banks 5.1%
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28	92	88,764
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23	115	115,581
Sr. Unsec’d. Notes, MTN	3.970	(ff)	03/05/29	25	25,117
Sr. Unsec’d. Notes, MTN	4.000		04/01/24	50	51,581
Sub. Notes, MTN	4.000		01/22/25	30	30,236
Sub. Notes, Series L, MTN	3.950		04/21/25	45	45,183
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650		03/16/25	200	191,047

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.900%		12/08/21	20	$19,874
Sr. Unsec’d. Notes	3.400		05/01/26	40	38,929
Sr. Unsec’d. Notes	3.700		01/12/26	125	124,956
Sr. Unsec’d. Notes	4.650		07/30/45	50	51,444
Sub. Notes	4.450		09/29/27	35	35,512
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500		01/23/25	250	246,383
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29	140	140,607
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875		01/14/22	115	119,974
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29	75	72,830
Sr. Unsec’d. Notes	3.625		05/13/24	10	10,133
Sr. Unsec’d. Notes	3.875		02/01/24	35	35,965
Sr. Unsec’d. Notes	3.882	(ff)	07/24/38	95	90,602
Sub. Notes	3.875		09/10/24	120	121,689
Morgan Stanley,
Sr. Unsec’d. Notes	4.375		01/22/47	55	55,019
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	35	35,186
Sr. Unsec’d. Notes, GMTN	4.000		07/23/25	135	138,275
Sub. Notes, GMTN	4.350		09/08/26	20	20,237
Sub. Notes, MTN	5.000		11/24/25	10	10,567
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900		04/29/24	50	50,599
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes	2.700		01/27/22	20	19,657
Sr. Unsec’d. Notes	4.050		11/03/25	20	20,527
U.S. Bancorp, Sr. Unsec’d. Notes, Series V, MTN	2.625		01/24/22	50	49,908
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000		04/22/26	55	52,716
Sr. Unsec’d. Notes, MTN	3.000		02/19/25	90	87,784

					2,196,882

Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A	3.650		02/01/26	100	98,250

See Notes to Financial Statements.

PGIM Day One Underlying Funds	35

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), (cont’d.)
Gtd. Notes, 144A	4.700%	02/01/36	20	$19,219
Gtd. Notes, 144A	4.900	02/01/46	30	28,610
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300	02/01/23	5	4,989
Constellation Brands, Inc., Gtd. Notes	4.400	11/15/25	10	10,306
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	75,167
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,356

				246,897

Biotechnology 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26	160	148,653
Celgene Corp., Sr. Unsec’d. Notes	3.625	05/15/24	40	39,867
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	20	20,654

				209,174

Building Materials 0.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	5	4,464

Chemicals 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	75	76,820
DowDuPont, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	65	68,253
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	40	37,417
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	75	71,295
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,207
Sr. Unsec’d. Notes	6.000	11/15/21	30	31,861

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500%	06/01/23	50	$49,122
Sr. Unsec’d. Notes	5.250	01/15/45	15	15,143
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	4,710

				370,828

Commercial Services 0.1%
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	4,979
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	8,073
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	10,050

				23,102

Computers 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	05/03/23	120	118,115
Sr. Unsec’d. Notes	2.850	05/11/24	45	44,819
Sr. Unsec’d. Notes	3.250	02/23/26	40	40,003
International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	150	152,003

				354,940

Diversified Financial Services 0.2%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	19,608
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	19,432
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	20	20,456
Private Export Funding Corp., Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	26,068

				85,564

See Notes to Financial Statements.

PGIM Day One Underlying Funds	37

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 1.3%
Ameren Illinois Co., First Mortgage	4.500%	03/15/49	15	$15,882
Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	9,600
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750	05/15/46	15	13,653
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.250	02/01/49	5	5,146
Commonwealth Edison Co.,
First Mortgage	3.650	06/15/46	5	4,637
First Mortgage	3.750	08/15/47	5	4,597
First Mortgage	4.600	08/15/43	35	37,089
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	5,037
First Ref. Mortgage	2.950	12/01/26	20	19,338
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	69,929
Entergy Louisiana LLC,
Collateral Trust	4.000	03/15/33	15	15,269
First Mortgage	4.050	09/01/23	35	35,892
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	9,923
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	25	24,653
First Mortgage	5.250	02/01/41	25	29,464
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	10	9,308
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050	07/07/24	10	12,431
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	5,488
MidAmerican Energy Co., First Mortgage	3.650	08/01/48	25	23,137
PacifiCorp, First Mortgage	5.250	06/15/35	45	49,799
PPL Electric Utilities Corp., First Mortgage	6.250	05/15/39	10	12,647
Public Service Electric & Gas Co., First Mortgage, MTN	2.250	09/15/26	25	23,021

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
First Mortgage, MTN	3.600%	12/01/47	5	$4,633
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	19,600
San Diego Gas & Electric Co., First Mortgage	3.750	06/01/47	5	4,455
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	8,670
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	5,332
Southern California Edison Co., First Ref. Mortgage	4.650	10/01/43	40	38,237
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series L	3.850	02/01/48	15	13,356
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	24,049

				554,272

Foods 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	50	46,302
Gtd. Notes	4.375	06/01/46	10	8,615

				54,917

Forest Products & Paper 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.000	02/15/27	100	93,379

Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	24,884
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	23,589

				48,473

See Notes to Financial Statements.

PGIM Day One Underlying Funds	39

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900%	11/30/21	40	$39,967
Sr. Unsec’d. Notes	3.750	11/30/26	9	9,186
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	31,897
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	73,711
Medtronic, Inc., Gtd. Notes	3.625	03/15/24	65	66,631
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	9,990
Sr. Unsec’d. Notes	3.375	11/01/25	10	9,917
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150	02/01/24	20	20,655

				261,954

Healthcare-Services 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	70	68,357
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	135	134,628
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	34,009
Children’s Hospital Corp. (The), Gtd. Notes	4.115	01/01/47	15	15,084
Cigna Holding Co., Gtd. Notes	4.000	02/15/22	35	35,508
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	9,807
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	5,100
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	20,474
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	23,411
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	28,664
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	19,779

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
NYU Langone Hospitals, Sec’d. Notes	4.368%	07/01/47	15	$15,205
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26	50	46,746
Sutter Health, Unsec’d. Notes	4.091	08/15/48	60	58,189
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	93,150
Sr. Unsec’d. Notes	4.250	06/15/48	5	5,200

				613,311

Insurance 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	75	70,691
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	5,089
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	79,642
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	36,697
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500	03/30/20	65	66,707
Lincoln National Corp., Sr. Unsec’d. Notes	4.350	03/01/48	5	4,603

				263,429

Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	14,893

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	42,140

Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	06/26/22	45	44,224

See Notes to Financial Statements.

PGIM Day One Underlying Funds	41

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.650%	06/24/24	10	$9,741
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	40	39,794
Wabtec Corp., Gtd. Notes	4.700	09/15/28	10	9,517
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	33,724

				92,776

Media 1.5%
21st Century Fox America, Inc.,
Gtd. Notes	5.400	10/01/43	60	70,040
Gtd. Notes	7.300	04/30/28	95	118,990
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	45	43,313
Sr. Sec’d. Notes	6.484	10/23/45	50	53,815
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	30	29,708
Gtd. Notes	4.600	08/15/45	55	56,106
Gtd. Notes	4.650	07/15/42	10	10,240
Gtd. Notes	4.700	10/15/48	30	31,329
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	5	4,683
Gtd. Notes, 144A	3.500	06/15/22	50	49,551
Viacom, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	19,705
Sr. Unsec’d. Notes	5.850	09/01/43	10	10,147
Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750	08/16/21	50	50,003
Warner Media LLC, Gtd. Notes	3.550	06/01/24	100	99,400

				647,030

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	5	$5,619
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	3.750	06/15/25	45	46,243

				51,862

Miscellaneous Manufacturing 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	92,718

Oil & Gas 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	15	16,085
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	20	19,805
BP Capital Markets America, Inc., Gtd. Notes	3.245	05/06/22	60	60,382
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	9,412
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	150	148,908
Concho Resources, Inc.,
Gtd. Notes	4.300	08/15/28	5	5,053
Gtd. Notes	4.875	10/01/47	5	5,064
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	32,820
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	20,331
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	20	23,012
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	24,404
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	20,969
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	20,635
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125	02/15/22	40	39,965

See Notes to Financial Statements.

PGIM Day One Underlying Funds	43

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.250%	01/15/25	40	$35,432
Gtd. Notes	6.500	03/13/27	15	14,392
Gtd. Notes	6.500	06/02/41	20	17,400

				514,069

Oil & Gas Services 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	24,795

Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	100	98,603
Sr. Unsec’d. Notes	4.250	11/14/28	15	14,921
Allergan Funding SCS,
Gtd. Notes	3.850	06/15/24	5	5,015
Gtd. Notes	4.550	03/15/35	40	38,472
CVS Health Corp.,
Sr. Unsec’d. Notes	3.875	07/20/25	25	25,085
Sr. Unsec’d. Notes	4.780	03/25/38	10	10,010
Sr. Unsec’d. Notes	5.050	03/25/48	20	20,531
Sr. Unsec’d. Notes	5.125	07/20/45	15	15,499
Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	15	15,492
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	44,739
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	03/01/26	25	23,948
Sr. Unsec’d. Notes	3.625	03/03/37	20	19,972
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400	09/15/22	100	98,500
Mylan, Inc., Gtd. Notes	5.200	04/15/48	55	47,662
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	40	43,814
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	65	62,478

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	60	$69,245
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	4,672

				658,658

Pipelines 0.7%
Energy Transfer Operating LP,
Gtd. Notes	4.900	03/15/35	30	27,680
Gtd. Notes	6.250	04/15/49	5	5,324
Gtd. Notes	6.625	10/15/36	10	10,787
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	75	77,117
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	10	9,124
MPLX LP,
Sr. Unsec’d. Notes	4.500	07/15/23	20	20,668
Sr. Unsec’d. Notes	4.500	04/15/38	20	18,359
Sr. Unsec’d. Notes	4.800	02/15/29	20	20,442
Sr. Unsec’d. Notes	4.875	06/01/25	10	10,410
ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	34,963
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	10	9,472
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	9,514
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300	03/01/48	10	8,914
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	29,187
Sr. Unsec’d. Notes	4.850	03/01/48	5	4,841

				296,802

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	20,270
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	9,408

See Notes to Financial Statements.

PGIM Day One Underlying Funds	45

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes	3.375%	10/01/24	90	$89,998
Sr. Unsec’d. Notes	3.750	02/01/24	15	15,217
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	14,665

				149,558

Retail 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	28,433
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	129,234
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	18,904
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625	01/15/22	45	44,757
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	25,731

				247,059

Semiconductors 0.1%
Broadcom Corp/Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	18,513

Software 1.4%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	10,000
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	34,718
Microsoft Corp.,
Sr. Unsec’d. Notes	2.875	02/06/24	220	221,217
Sr. Unsec’d. Notes	3.700	08/08/46	50	49,654
Sr. Unsec’d. Notes	4.100	02/06/37	10	10,537
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	165	156,998
Sr. Unsec’d. Notes	2.950	05/15/25	95	93,642

				576,766

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950%	01/15/25	30	$30,281
Sr. Unsec’d. Notes	4.450	04/01/24	95	98,673
Sr. Unsec’d. Notes	4.750	05/15/46	100	93,548
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	34,886
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	60,106
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.376	02/15/25	25	24,965
Sr. Unsec’d. Notes	3.500	11/01/24	5	5,046
Sr. Unsec’d. Notes	4.500	08/10/33	10	10,166
Sr. Unsec’d. Notes	4.522	09/15/48	128	124,732

				482,403

Textiles 0.1%
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	19,862

Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	76,750
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	40,074
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	19,174
Sr. Unsec’d. Notes	3.600	09/15/37	10	9,100

				145,098

TOTAL CORPORATE BONDS (cost $10,429,705)				10,301,904

MUNICIPAL BONDS 1.0%

Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	23,192

See Notes to Financial Statements.

PGIM Day One Underlying Funds	47

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	40	$54,706
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716	07/01/39	20	24,608
State of California, GO Unlimited, BABs, Taxable, Series VA	7.550	04/01/39	65	95,393

				174,707

Illinois 0.0%
Chicago O’Hare International Airport, Taxable, Revenue Bonds, Series C	4.472	01/01/49	20	20,611

Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	50,442

New Jersey 0.2%
New Jersey Turnpike Authority, BABs, Taxable, Revenue Bonds, Series F	7.414	01/01/40	50	72,302

New York 0.1%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	20	26,029

Ohio 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	11,950
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	26,700

				38,650

TOTAL MUNICIPAL BONDS (cost $401,172)				405,933

SOVEREIGN BONDS 0.5%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.250	09/14/21	100	100,474
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	76	71,607

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of Quebec (Canada), Debentures	7.125%	02/09/24	40	$47,586
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	10	10,025

TOTAL SOVEREIGN BONDS (cost $229,933)				229,692

U.S. GOVERNMENT AGENCY OBLIGATIONS 29.0%
Federal Home Loan Banks	2.125	02/11/20	80	79,617
Federal Home Loan Banks	3.000	10/12/21	60	60,797
Federal Home Loan Banks	3.250	11/16/28	70	71,577
Federal Home Loan Mortgage Corp.	2.000	01/01/32	77	74,259
Federal Home Loan Mortgage Corp.	2.500	07/01/31	191	187,776
Federal Home Loan Mortgage Corp.	3.000	02/01/32	56	56,227
Federal Home Loan Mortgage Corp.	3.000	02/01/32	58	58,277
Federal Home Loan Mortgage Corp.	3.000	01/01/37	26	26,044
Federal Home Loan Mortgage Corp.	3.000	12/01/37	46	45,570
Federal Home Loan Mortgage Corp.	3.000	12/01/42	194	191,763
Federal Home Loan Mortgage Corp.	3.000	11/01/46	84	82,262
Federal Home Loan Mortgage Corp.	3.000	01/01/47	210	206,013
Federal Home Loan Mortgage Corp.	3.500	11/01/37	48	49,130
Federal Home Loan Mortgage Corp.	3.500	06/01/42	67	68,222
Federal Home Loan Mortgage Corp.	3.500	04/01/46	121	122,417
Federal Home Loan Mortgage Corp.	3.500	11/01/47	140	140,685
Federal Home Loan Mortgage Corp.	3.500	11/01/47	238	239,734
Federal Home Loan Mortgage Corp.	4.000	10/01/45	105	107,626
Federal Home Loan Mortgage Corp.	4.000	05/01/46	204	209,743
Federal Home Loan Mortgage Corp.	4.000	03/01/47	180	185,207
Federal Home Loan Mortgage Corp.	4.000	01/01/48	239	244,789
Federal Home Loan Mortgage Corp.	4.000	06/01/48	202	206,953
Federal Home Loan Mortgage Corp.	4.000	10/01/48	187	191,242
Federal Home Loan Mortgage Corp.	4.500	07/01/47	240	250,396
Federal National Mortgage Assoc.	1.875	09/24/26	60	56,223
Federal National Mortgage Assoc.	2.500	01/01/32	176	173,318
Federal National Mortgage Assoc.	2.500	09/01/46	81	77,198
Federal National Mortgage Assoc.	2.625	01/11/22	20	20,061
Federal National Mortgage Assoc.	2.875	10/30/20	45	45,285
Federal National Mortgage Assoc.	2.875	09/12/23	65	65,999
Federal National Mortgage Assoc.	3.000	01/01/30	235	235,172
Federal National Mortgage Assoc.	3.000	12/01/36	84	83,800
Federal National Mortgage Assoc.	3.000	10/01/42	30	29,769

See Notes to Financial Statements.

PGIM Day One Underlying Funds	49

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	02/01/43	396	$391,500
Federal National Mortgage Assoc.	3.000	04/01/43	129	127,326
Federal National Mortgage Assoc.	3.000	01/01/47	463	455,360
Federal National Mortgage Assoc.	3.500	08/01/31	71	72,248
Federal National Mortgage Assoc.	3.500	06/01/33	102	104,273
Federal National Mortgage Assoc.	3.500	01/01/42	207	209,743
Federal National Mortgage Assoc.	3.500	03/01/42	189	191,589
Federal National Mortgage Assoc.	3.500	11/01/42	115	115,858
Federal National Mortgage Assoc.	3.500	08/01/43	154	155,364
Federal National Mortgage Assoc.	3.500	03/01/45	368	371,427
Federal National Mortgage Assoc.	3.500	01/01/46	79	79,573
Federal National Mortgage Assoc.	3.500	12/01/46	87	87,967
Federal National Mortgage Assoc.	3.500	01/01/47	161	162,511
Federal National Mortgage Assoc.	4.000	01/01/41	321	331,073
Federal National Mortgage Assoc.	4.000	04/01/41	174	179,579
Federal National Mortgage Assoc.	4.000	02/01/47	500	512,979
Federal National Mortgage Assoc.	4.000	04/01/48	726	744,837
Federal National Mortgage Assoc.	4.500	03/01/41	166	174,300
Federal National Mortgage Assoc.	4.500	02/01/44	181	189,252
Federal National Mortgage Assoc.	4.500	01/01/45	184	192,474
Federal National Mortgage Assoc.	5.000	11/01/35	197	211,565
Federal National Mortgage Assoc.	5.000	06/01/40	53	56,507
Federal National Mortgage Assoc.	5.000	03/01/42	95	100,926
Federal National Mortgage Assoc.	6.625	11/15/30	15	20,151
Government National Mortgage Assoc.	2.500	03/20/43	18	17,671
Government National Mortgage Assoc.	2.500	12/20/46	42	40,409
Government National Mortgage Assoc.	3.000	01/20/43	183	183,422
Government National Mortgage Assoc.	3.000	04/20/45	111	110,311
Government National Mortgage Assoc.	3.000	07/20/46	199	198,096
Government National Mortgage Assoc.	3.000	09/20/46	200	198,707
Government National Mortgage Assoc.	3.000	11/20/46	139	138,311
Government National Mortgage Assoc.	3.500	12/20/42	364	370,152
Government National Mortgage Assoc.	3.500	01/20/44	121	122,605
Government National Mortgage Assoc.	3.500	04/20/45	81	82,532
Government National Mortgage Assoc.	3.500	07/20/46	370	375,587
Government National Mortgage Assoc.	3.500	08/20/46	545	552,434
Government National Mortgage Assoc.	4.000	12/20/45	213	221,117
Government National Mortgage Assoc.	4.000	10/20/46	14	14,229
Government National Mortgage Assoc.	4.000	03/20/47	148	152,871
Government National Mortgage Assoc.	4.500	04/20/41	37	38,710
Government National Mortgage Assoc.	4.500	03/20/44	89	93,942
Government National Mortgage Assoc.	4.500	12/20/44	84	88,891

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	11/20/46	57	$59,930
Government National Mortgage Assoc.	4.500	01/20/47	17	18,312
Government National Mortgage Assoc.	5.000	04/20/45	58	61,278
Government National Mortgage Assoc.	5.500	12/15/33	23	25,145
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	80	79,771

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,469,571)				12,425,966

U.S. TREASURY OBLIGATIONS 37.6%
U.S. Treasury Bonds	2.750	08/15/47	115	109,237
U.S. Treasury Bonds	2.875	08/15/45	680	664,700
U.S. Treasury Bonds	2.875	11/15/46	175	170,816
U.S. Treasury Bonds	3.000	11/15/44	90	90,169
U.S. Treasury Bonds	3.000	05/15/45	1,000	1,001,758
U.S. Treasury Bonds	3.000	08/15/48	79	78,799
U.S. Treasury Bonds	3.625	08/15/43	730	811,098
U.S. Treasury Bonds	3.750	11/15/43	210	238,005
U.S. Treasury Bonds	6.250	08/15/23	195	226,451
U.S. Treasury Notes	1.375	08/31/20	825	810,724
U.S. Treasury Notes	1.375	04/30/21	1,890	1,845,333
U.S. Treasury Notes	1.375	05/31/21	1,265	1,234,017
U.S. Treasury Notes	1.625	06/30/20	265	261,760
U.S. Treasury Notes	1.625	07/31/20	250	246,748
U.S. Treasury Notes	1.875	03/31/22	120	117,994
U.S. Treasury Notes	1.875	04/30/22	525	515,812
U.S. Treasury Notes	2.000	11/30/20	1,315	1,303,494
U.S. Treasury Notes	2.000	02/15/25	20	19,437
U.S. Treasury Notes	2.125	09/30/21	1,350	1,338,768
U.S. Treasury Notes	2.125	06/30/22	130	128,685
U.S. Treasury Notes	2.125	05/15/25	475	464,312
U.S. Treasury Notes	2.250	11/15/27	740	718,841
U.S. Treasury Notes	2.375	08/15/24	1,190	1,183,818
U.S. Treasury Notes	2.500	12/31/20	105	105,057
U.S. Treasury Notes	2.500	01/31/21	85	85,060
U.S. Treasury Notes	2.500	01/15/22	310	310,533
U.S. Treasury Notes	2.625	11/15/20	1,005	1,007,277
U.S. Treasury Notes	2.625	12/31/23	45	45,373
U.S. Treasury Notes	2.625	12/31/25	40	40,261

See Notes to Financial Statements.

PGIM Day One Underlying Funds	51

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.875%	11/15/21	820	$829,449
U.S. Treasury Notes	3.125	11/15/28	95	98,986

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,072,910)				16,102,772

TOTAL LONG-TERM INVESTMENTS (cost $42,064,686)				41,941,981

			Shares

SHORT-TERM INVESTMENT 2.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,095,382)(w)			1,095,382	1,095,382

TOTAL INVESTMENTS 100.5% (cost $43,160,068)				43,037,363
Liabilities in excess of other assets (0.5)%				(197,601)

NET ASSETS 100.0%				$42,839,762

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $250,234)	3.500%	TBA	02/13/19	(250)	$(251,235)

See Notes to Financial Statements.

52

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
Credit Card	$—	$101,586	$—
Commercial Mortgage-Backed Securities	—	2,374,128	—
Corporate Bonds	—	10,301,904	—
Municipal Bonds	—	405,933	—
Sovereign Bonds	—	229,692	—
U.S. Government Agency Obligations	—	12,425,966	—
U.S. Treasury Obligations	—	16,102,772	—
Affiliated Mutual Fund	1,095,382	—	—
Other Financial Instruments*
Forward Commitment Contract	—	(251,235)	—

Total	$1,095,382	$41,690,746	$—

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

U.S. Treasury Obligations	37.6%
U.S. Government Agency Obligations	29.0
Commercial Mortgage-Backed Securities	5.5
Banks	5.1
Affiliated Mutual Fund	2.6
Pharmaceuticals	1.5
Media	1.5
Healthcare-Services	1.4
Software	1.4
Electric	1.3%
Oil & Gas	1.2
Telecommunications	1.1
Municipal Bonds	1.0
Chemicals	0.9
Computers	0.8
Aerospace & Defense	0.8
Pipelines	0.7
Insurance	0.6

See Notes to Financial Statements.

PGIM Day One Underlying Funds	53

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Industry Classification (cont’d.):
Healthcare-Products	0.6%
Retail	0.6
Beverages	0.6
Sovereign Bonds	0.5
Auto Manufacturers	0.5
Biotechnology	0.5
Agriculture	0.5
Real Estate Investment Trusts (REITs)	0.4
Transportation	0.3
Credit Card	0.2
Forest Products & Paper	0.2
Machinery-Diversified	0.2
Miscellaneous Manufacturing	0.2
Diversified Financial Services	0.2
Foods	0.1
Mining	0.1
Gas	0.1

Airlines	0.1%
Machinery-Construction & Mining	0.1
Lodging	0.1
Oil & Gas Services	0.1
Commercial Services	0.1
Textiles	0.1
Semiconductors	0.1
Internet	0.0 *
Building Materials	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

54

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $42,064,686)	$41,941,981
Affiliated investments (cost $1,095,382)	1,095,382
Receivable for investments sold	549,946
Receivable for Fund shares sold	284,031
Dividends and interest receivable	267,058
Prepaid expenses	559

Total Assets	44,138,957

Liabilities
Payable for investments purchased	977,107
Forward commitment contracts, at value (proceeds received $250,234)	251,235
Accrued expenses and other liabilities	66,492
Payable for Fund shares reacquired	3,602
Management fee payable	692
Affiliated transfer agent fee payable	67

Total Liabilities	1,299,195

Net Assets	$42,839,762

Net assets were comprised of:
Shares of beneficial interest, at par	$4,385
Paid-in capital in excess of par	43,535,765
Total distributable earnings (loss)	(700,388)

Net assets, January 31, 2019	$42,839,762

Class R6
Net asset value, offering price and redemption price per share, ($42,839,762 ÷ 4,384,905 shares of beneficial interest issued and outstanding)	$9.77

See Notes to Financial Statements.

PGIM Day One Underlying Funds	55

PGIM Core Conservative Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Interest income	$601,734
Affiliated dividend income	11,889

Total income	613,623

Expenses
Management fee	54,997
Custodian and accounting fees	43,362
Audit fee	28,284
Legal fees and expenses	8,438
Trustees’ fees	6,185
Shareholders’ reports	5,819
Transfer agent’s fees and expenses (including affiliated expense of $179)	179
Registration fees	31
Miscellaneous	4,832

Total expenses	152,127
Less: Fee waiver and/or expense reimbursement	(50,280)

Net expenses	101,847

Net investment income (loss)	511,776

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(113,707)
Net change in unrealized appreciation (depreciation) on investments	656,989

Net gain (loss) on investment transactions	543,282

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,055,058

See Notes to Financial Statements.

56

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$511,776	$731,487
Net realized gain (loss) on investment transactions		(113,707)	(160,312)
Net change in unrealized appreciation (depreciation) on investments		656,989	(1,017,783)

Net increase (decrease) in net assets resulting from operations		1,055,058	(446,608)

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(564,461)	—

Dividends from net investment income*
Class R6		*	(853,604)

Fund share transactions
Net proceeds from shares sold		6,763,141	10,806,386
Net asset value of shares issued in reinvestment of dividends and distributions		564,461	853,603
Cost of shares reacquired		(3,570,251)	(3,125,416)

Net increase (decrease) in net assets from Fund share transactions		3,757,351	8,534,573

Total increase (decrease)		4,247,948	7,234,361

Net Assets:
Beginning of period		38,591,814	31,357,453

End of period(a)		$42,839,762	$38,591,814

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$2,355

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	57

PGIM TIPS Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.0%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,835	$1,810,861
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	1,372	1,349,029
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,871	1,836,599
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	751	735,580
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,642	3,558,966
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,650	1,604,769
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,049	1,016,796
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	428	415,065
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	538	535,297
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,788	1,782,776
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,313	2,293,819
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	641	598,893
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,070	987,081
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	428	405,544
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	314	306,790
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	419	409,670
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,463	1,471,271
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	811	861,733
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	379	410,054
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	972	1,053,957
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	105	126,426
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	184	222,981
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	1,578	1,730,886
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	744	835,507
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,045	1,213,616
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	114	149,299
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	506	632,274
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,587	2,057,324

TOTAL LONG-TERM INVESTMENTS (cost $30,532,951)				30,412,863

See Notes to Financial Statements.

58

Description	Shares	Value

SHORT-TERM INVESTMENT 0.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $442)(w)	442	$442

TOTAL INVESTMENTS 98.0% (cost $30,533,393)		30,413,305
Other assets in excess of liabilities 2.0%		635,489

NET ASSETS 100.0%		$31,048,794

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$30,412,863	$—
Affiliated Mutual Fund	442	—	—

Total	$442	$30,412,863	$—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	59

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Sector Allocations:

The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

U.S. Treasury Obligations	98.0%
Affiliated Mutual Fund	0.0 *

98.0
Other assets in excess of liabilities	2.0

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

60

PGIM TIPS Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $30,532,951)	$30,412,863
Affiliated investments (cost $442)	442
Receivable for investments sold	569,739
Receivable for Fund shares sold	568,716
Dividends and interest receivable	54,382
Due from Manager	1,886
Prepaid expenses	559

Total Assets	31,608,587

Liabilities
Payable for investments purchased	501,633
Accrued expenses and other liabilities	45,651
Payable for Fund shares reacquired	6,689
Payable to custodian	5,759
Affiliated transfer agent fee payable	61

Total Liabilities	559,793

Net Assets	$31,048,794

Net assets were comprised of:
Shares of beneficial interest, at par	$3,244
Paid-in capital in excess of par	31,698,179
Total distributable earnings (loss)	(652,629)

Net assets, January 31, 2019	$31,048,794

Class R6
Net asset value, offering price and redemption price per share, ($31,048,794 ÷ 3,243,844 shares of beneficial interest issued and outstanding)	$9.57

See Notes to Financial Statements.

PGIM Day One Underlying Funds	61

PGIM TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Interest income	$124,067
Affiliated dividend income	1,662

Total income	125,729

Expenses
Management fee	31,342
Custodian and accounting fees	26,735
Audit fee	16,455
Legal fees and expenses	8,438
Trustees’ fees	6,183
Shareholders’ reports	5,925
Transfer agent’s fees and expenses (including affiliated expense of $162)	164
Registration fees	31
Miscellaneous	5,055

Total expenses	100,328
Less: Fee waiver and/or expense reimbursement	(45,656)

Net expenses	54,672

Net investment income (loss)	71,057

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on investment transactions	(110,747)

Net change in unrealized appreciation (depreciation) on:
Investments	237,679
Foreign currencies	(316)

237,363

Net gain (loss) on investment and foreign currency transactions	126,616

Net Increase (Decrease) In Net Assets Resulting From Operations	$197,673

See Notes to Financial Statements.

62

PGIM TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$71,057	$563,676
Net realized gain (loss) on investment transactions		(110,747)	(98,092)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies		237,363	(370,209)

Net increase (decrease) in net assets resulting from operations		197,673	95,375

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(230,215)	—

Dividends from net investment income*
Class R6		*	(687,732)

Fund share transactions
Net proceeds from shares sold		12,815,895	18,258,971
Net asset value of shares issued in reinvestment of dividends and distributions		230,215	687,633
Cost of shares reacquired		(5,657,392)	(10,672,380)

Net increase (decrease) in net assets from Fund share transactions		7,388,718	8,274,224

Total increase (decrease)		7,356,176	7,681,867

Net Assets:
Beginning of period		23,692,618	16,010,751

End of period(a)		$31,048,794	$23,692,618

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$11,790

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	63

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited)

as of January 31, 2019

Description				Shares	Value

SHORT-TERM INVESTMENTS 99.2%

UNAFFILIATED FUND 37.5%
Dreyfus Treasury Securities Cash Management(bb) (cost $7,285,551)				7,285,551	$7,285,551

	Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 61.7%
U.S. Treasury Bills	2.341%	03/21/19	(bb)(k)	125	124,608
U.S. Treasury Bills	2.348	03/21/19	(bb)(k)	200	199,373
U.S. Treasury Bills	2.349	03/21/19		1,000	996,866
U.S. Treasury Bills	2.349	03/21/19	(bb)(k)	1,200	1,196,240
U.S. Treasury Bills	2.355	03/21/19		9,500	9,470,234

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,987,478)					11,987,321

TOTAL INVESTMENTS 99.2% (cost $19,273,029)					19,272,872
Other assets in excess of liabilities(z) 0.8%					159,602

NET ASSETS 100.0%					$19,432,474

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2019(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions:
23	Brent Crude	May 2019	$1,401,390	$(4,750)
8	Coffee ’C’	Mar. 2019	317,700	(6,281)
23	Copper	Mar. 2019	1,601,088	16,005
67	Corn	Mar. 2019	1,261,275	(1,787)
7	Gasoline RBOB	Mar. 2019	405,014	(6,691)
17	Gold 100 OZ	Apr. 2019	2,252,840	68,340

See Notes to Financial Statements.

64

Commodity Futures contracts outstanding at January 31, 2019(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions (cont’d):
9	Hard Red Winter Wheat	Mar. 2019	$224,550	$938
7	Lean Hogs	Feb. 2019	157,500	(25,840)
14	Live Cattle	Apr. 2019	707,280	(15,560)
9	LME Nickel	Mar. 2019	672,111	63,822
15	LME PRI Aluminum	Mar. 2019	716,813	4,537
10	LME Zinc	Mar. 2019	684,625	56,650
8	Low Sulphur Gas Oil	Mar. 2019	465,800	15,200
56	Natural Gas	Mar. 2019	1,575,840	(393,787)
23	No. 2 Soft Red Winter Wheat	Mar. 2019	593,975	(3,825)
8	NY Harbor ULSD	Mar. 2019	630,806	(1,214)
9	Silver	Mar. 2019	723,240	62,140
20	Soybean	Mar. 2019	915,250	(5,500)
19	Soybean Meal	Mar. 2019	589,000	(9,170)
18	Soybean Oil	Mar. 2019	325,836	17,208
38	Sugar #11 (World)	Mar. 2019	541,789	(34,541)
32	WTI Crude	Mar. 2019	1,721,280	43,870

				$(160,236)

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$125,092	$1,520,221

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	65

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$7,285,551	$—	$—
U.S. Treasury Obligations	—	11,987,321	—
Other Financial Instruments*
Commodity Futures Contracts	(160,236)	—	—

Total	$7,125,315	$11,987,321	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

U.S. Treasury Obligations	61.7%
Unaffiliated Fund	37.5

99.2
Other assets in excess of liabilities	0.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2019 as presented in the Consolidated Statement of Assets and Liabilities:

See Notes to Financial Statements.

66

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$348,710	*	Due from/to broker— variation margin futures	$508,946	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,067,246)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(71,248)

For the six months ended January 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$19,276,845	$1,140,853

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	67

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Unaffiliated investments (cost $19,273,029)	$19,272,872
Deposit with broker for centrally cleared/exchange-traded derivatives	125,092
Receivable for Fund shares sold	121,401
Interest receivable	12,867
Prepaid expenses	559

Total Assets	19,532,791

Liabilities
Due to broker—variation margin futures	53,736
Custodian and accounting fees payable	28,396
Accrued expenses and other liabilities	8,621
Payable for Fund shares reacquired	6,018
Management fee payable	3,467
Affiliated transfer agent fee payable	79

Total Liabilities	100,317

Net Assets	$19,432,474

Net assets were comprised of:
Shares of beneficial interest, at par	$2,043
Paid-in capital in excess of par	20,570,468
Total distributable earnings (loss)	(1,140,037)

Net assets, January 31, 2019	$19,432,474

Class R6
Net asset value, offering price and redemption price per share, ($19,432,474 ÷ 2,042,709 shares of beneficial interest issued and outstanding)	$9.51

See Notes to Financial Statements.

68

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Interest income	$127,232
Unaffiliated dividend income	73,827

Total income	201,059

Expenses
Management fee	43,967
Legal fees and expenses	16,182
Audit fee	14,398
Custodian and accounting fees	10,514
Trustees’ fees	6,157
Shareholders’ reports	6,134
Transfer agent’s fees and expenses (including affiliated expense of $ 210)	210
Registration fees	31
Miscellaneous	5,257

Total expenses	102,850
Less: Fee waiver and/or expense reimbursement	(26,897)

Net expenses	75,953

Net investment income (loss)	125,106

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	8
Futures transactions	(1,067,246)

(1,067,238)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,790)
Futures	(71,248)

(73,038)

Net gain (loss) on investment transactions	(1,140,276)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,015,170)

See Notes to Financial Statements.

PGIM Day One Underlying Funds	69

PGIM QMA Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$125,106	$66,453
Net realized gain (loss) on investment transactions		(1,067,238)	781,968
Net change in unrealized appreciation (depreciation) on investments		(73,038)	(453,485)

Net increase (decrease) in net assets resulting from operations		(1,015,170)	394,936

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(530,351)	—

Dividends from net investment income*
Class R6		*	(222,021)

Fund share transactions
Net proceeds from shares sold		3,953,514	6,137,208
Net asset value of shares issued in reinvestment of dividends and distributions		530,351	222,021
Cost of shares reacquired		(1,692,995)	(2,156,323)

Net increase (decrease) in net assets from Fund share transactions		2,790,870	4,202,906

Total increase (decrease)		1,245,349	4,375,821

Net Assets:
Beginning of period		18,187,125	13,811,304

End of period(a)		$19,432,474	$18,187,125

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$416,673

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

70

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 100.1%

COMMON STOCKS 99.8%

Aerospace & Defense 1.0%
Curtiss-Wright Corp.	530	$60,166
Teledyne Technologies, Inc.*	360	80,719

		140,885

Air Freight & Logistics 0.1%
Hub Group, Inc. (Class A Stock)*	300	13,353

Airlines 0.8%
JetBlue Airways Corp.*	6,300	113,337

Auto Components 0.2%
Dana, Inc.	600	10,572
Delphi Technologies PLC	700	12,537

		23,109

Automobiles 0.3%
Thor Industries, Inc.	650	42,328

Banks 6.8%
Associated Banc-Corp.	4,600	99,590
Chemical Financial Corp.	900	40,014
East West Bancorp, Inc.	1,590	80,009
First Horizon National Corp.	3,800	55,784
FNB Corp.	4,900	57,085
Fulton Financial Corp.	1,000	16,050
Hancock Whitney Corp.	1,510	62,031
International Bancshares Corp.	1,160	41,145
PacWest Bancorp	1,430	55,184
Shore Bancshares, Inc.	600	8,940
Signature Bank	340	43,285
Synovus Financial Corp.	2,510	88,904
TCF Financial Corp.	2,900	64,264
Texas Capital Bancshares, Inc.*	1,610	93,815
Umpqua Holdings Corp.	1,700	30,056
Wintrust Financial Corp.	1,140	81,099

		917,255

Beverages 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	30	7,475

See Notes to Financial Statements.

PGIM Day One Underlying Funds	71

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology 1.6%
Exelixis, Inc.*	5,600	$131,992
United Therapeutics Corp.*	740	85,344

		217,336

Building Products 0.7%
Resideo Technologies, Inc.*	4,000	87,720

Capital Markets 2.2%
Eaton Vance Corp.	200	7,704
Evercore, Inc. (Class A Stock)	1,000	89,450
Federated Investors, Inc. (Class B Stock)	400	10,452
Invesco Ltd.	1,300	23,686
Janus Henderson Group PLC (United Kingdom)	4,100	89,503
Legg Mason, Inc.	200	5,960
LPL Financial Holdings, Inc.	580	40,815
Stifel Financial Corp.	460	22,020

		289,590

Chemicals 2.3%
Cabot Corp.	1,010	47,359
Chemours Co. (The)	2,890	103,317
Huntsman Corp.	1,300	28,561
Minerals Technologies, Inc.	350	20,499
Olin Corp.	3,460	81,691
PolyOne Corp.	780	25,249

		306,676

Commercial Services & Supplies 1.1%
Deluxe Corp.	920	43,212
Herman Miller, Inc.	1,750	59,903
Pitney Bowes, Inc.	6,300	45,423

		148,538

Communications Equipment 1.1%
CommScope Holding Co., Inc.*	3,000	62,730
Lumentum Holdings, Inc.*	250	12,227
NetScout Systems, Inc.*	2,900	75,197

		150,154

See Notes to Financial Statements.

72

Description	Shares	Value
COMMON STOCKS (Continued)

Construction & Engineering 1.2%
EMCOR Group, Inc.	1,460	$95,236
KBR, Inc.	3,600	61,920

		157,156

Construction Materials 0.6%
Eagle Materials, Inc.	1,200	85,200

Consumer Finance 1.3%
Navient Corp.	6,100	69,540
OneMain Holdings, Inc.*	900	26,901
SLM Corp.*	6,700	71,757

		168,198

Containers & Packaging 1.5%
Greif, Inc. (Class A Stock)	1,830	71,370
Owens-Illinois, Inc.	3,000	60,210
Sonoco Products Co.	1,220	70,248

		201,828

Diversified Consumer Services 1.3%
Adtalem Global Education, Inc.*	1,400	68,460
Service Corp. International	2,530	108,588

		177,048

Diversified Telecommunication Services 0.0%
ATN International, Inc.	70	5,221

Electric Utilities 0.8%
Hawaiian Electric Industries, Inc.	1,740	64,711
OGE Energy Corp.	300	12,285
PNM Resources, Inc.	600	25,554

		102,550

Electrical Equipment 2.1%
Acuity Brands, Inc.	130	15,718
Atkore International Group, Inc.*	300	6,957
EnerSys	1,220	104,017

See Notes to Financial Statements.

PGIM Day One Underlying Funds	73

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
nVent Electric PLC (United Kingdom)	2,400	$60,048
Regal Beloit Corp.	1,240	95,183

		281,923

Electronic Equipment, Instruments & Components 4.8%
Arrow Electronics, Inc.*	790	60,001
Avnet, Inc.	2,350	96,820
Jabil, Inc.	3,600	95,940
National Instruments Corp.	1,400	61,908
SYNNEX Corp.	750	72,570
Tech Data Corp.*	910	87,023
Vishay Intertechnology, Inc.	1,000	19,500
Zebra Technologies Corp. (Class A Stock)*	850	147,560

		641,322

Energy Equipment & Services 0.9%
Diamond Offshore Drilling, Inc.*	2,400	26,232
Matrix Service Co.*	1,200	25,740
Oceaneering International, Inc.*	1,700	26,673
Superior Energy Services, Inc.*	9,400	36,754

		115,399

Entertainment 0.8%
Cinemark Holdings, Inc.	2,200	90,024
Marcus Corp. (The)	300	13,371

		103,395

Equity Real Estate Investment Trusts (REITs) 8.5%
American Campus Communities, Inc.	1,500	69,030
American Homes 4 Rent (Class A Stock)	600	13,266
Apple Hospitality REIT, Inc.	400	6,564
Camden Property Trust	1,460	141,547
CoreCivic, Inc.	3,800	75,506
Corporate Office Properties Trust	2,300	56,787
Douglas Emmett, Inc.	1,200	45,396
EPR Properties	1,540	112,513
Franklin Street Properties Corp.	500	3,710
GEO Group, Inc. (The)	4,030	90,877
Highwoods Properties, Inc.	1,100	48,752

See Notes to Financial Statements.

74

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Hospitality Properties Trust	2,040	$54,386
Lamar Advertising Co. (Class A Stock)	1,240	92,318
Mack-Cali Realty Corp.	700	14,420
Omega Healthcare Investors, Inc.	1,400	56,266
Rayonier, Inc.	1,800	54,792
Ryman Hospitality Properties, Inc.	880	70,708
Senior Housing Properties Trust	5,600	77,112
Spirit Realty Capital, Inc.	1,120	44,486
Xenia Hotels & Resorts, Inc.	600	11,262

		1,139,698

Food Products 1.2%
Ingredion, Inc.	710	70,290
Lamb Weston Holdings, Inc.	1,130	81,699
Pilgrim’s Pride Corp.*	800	16,208

		168,197

Gas Utilities 2.0%
Atmos Energy Corp.	310	30,265
National Fuel Gas Co.	770	44,121
New Jersey Resources Corp.	200	9,700
Southwest Gas Holdings, Inc.	510	39,943
UGI Corp.	2,510	143,146

		267,175

Health Care Equipment & Supplies 4.9%
Haemonetics Corp.*	950	93,964
Hill-Rom Holdings, Inc.	1,280	128,026
LivaNova PLC*	400	36,928
Masimo Corp.*	1,130	140,561
STERIS PLC	1,280	145,997
West Pharmaceutical Services, Inc.	1,050	113,683

		659,159

Health Care Providers & Services 1.9%
Encompass Health Corp.	930	62,161
MEDNAX, Inc.*	2,620	94,608

See Notes to Financial Statements.

PGIM Day One Underlying Funds	75

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Molina Healthcare, Inc.*	490	$65,160
Tenet Healthcare Corp.*	1,400	30,786

		252,715

Hotels, Restaurants & Leisure 3.3%
Bloomin’ Brands, Inc.	1,800	33,174
Boyd Gaming Corp.	500	13,660
Brinker International, Inc.	1,000	40,520
Churchill Downs, Inc.	390	35,872
Eldorado Resorts, Inc.*	300	13,986
Extended Stay America, Inc., UTS	2,400	41,040
Jack in the Box, Inc.	430	34,809
Marriott Vacations Worldwide Corp.	1,020	90,311
Penn National Gaming, Inc.*	500	12,120
Texas Roadhouse, Inc.	80	4,867
Wyndham Destinations, Inc.	2,400	101,136
Wyndham Hotels & Resorts, Inc.	400	19,636

		441,131

Household Durables 1.5%
NVR, Inc.*	64	170,240
Toll Brothers, Inc.	490	18,101
Tupperware Brands Corp.	500	13,635

		201,976

Household Products 0.2%
Energizer Holdings, Inc.	660	31,284

Independent Power & Renewable Electricity Producers 0.7%
AES Corp.	2,100	34,419
NRG Energy, Inc.	1,400	57,274

		91,693

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	560	60,329

Insurance 5.6%
American Financial Group, Inc.	1,220	116,376

See Notes to Financial Statements.

76

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
CNO Financial Group, Inc.	4,700	$84,036
First American Financial Corp.	2,330	116,686
Genworth Financial, Inc. (Class A Stock)*	11,600	56,144
Hanover Insurance Group, Inc. (The)	730	83,249
National General Holdings Corp.	700	16,905
Old Republic International Corp.	5,300	106,795
Reinsurance Group of America, Inc.	990	143,006
Unum Group	800	27,808

		751,005

Interactive Media & Services 0.1%
TripAdvisor, Inc.*	300	17,214

Internet & Direct Marketing Retail 0.3%
Qurate Retail, Inc.*	1,700	36,975

IT Services 3.3%
CACI International, Inc. (Class A Stock)*	110	18,390
CoreLogic, Inc.*	1,700	61,710
Leidos Holdings, Inc.	1,550	89,900
MAXIMUS, Inc.	1,550	108,701
Sabre Corp.	4,000	91,920
Science Applications International Corp.	1,020	68,483

		439,104

Leisure Products 0.6%
Brunswick Corp.	1,560	78,499

Life Sciences Tools & Services 2.2%
Bio-Rad Laboratories, Inc. (Class A Stock)*	120	29,984
Charles River Laboratories International, Inc.*	990	121,958
PRA Health Sciences, Inc.*	1,140	120,806
Syneos Health, Inc.*	500	25,520

		298,268

Machinery 4.7%
AGCO Corp.	1,350	86,670
Crane Co.	180	14,897
Global Brass & Copper Holdings, Inc.	430	13,003

See Notes to Financial Statements.

PGIM Day One Underlying Funds	77

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
IDEX Corp.	600	$82,716
ITT, Inc.	1,360	71,482
Kennametal, Inc.	1,200	45,096
Lincoln Electric Holdings, Inc.	1,310	113,236
Oshkosh Corp.	1,560	117,078
Timken Co. (The)	2,020	86,032

		630,210

Media 1.2%
Cable One, Inc.	92	81,359
TEGNA, Inc.	7,300	85,702

		167,061

Metals & Mining 1.9%
Commercial Metals Co.	1,000	17,450
Reliance Steel & Aluminum Co.	1,180	96,618
Steel Dynamics, Inc.	3,800	139,042

		253,110

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Ladder Capital Corp.	17	294
Western Asset Mortgage Capital Corp.	2,900	27,724

		28,018

Multi-Utilities 0.8%
MDU Resources Group, Inc.	4,300	110,553

Oil, Gas & Consumable Fuels 3.1%
CNX Resources Corp.*	6,900	83,766
Equitrans Midstream Corp.*	1,900	39,558
Gulfport Energy Corp.*	1,000	8,390
Murphy Oil Corp.	3,400	92,990
PBF Energy, Inc. (Class A Stock)	2,400	87,888
Range Resources Corp.	3,000	33,090
World Fuel Services Corp.	2,990	74,421

		420,103

See Notes to Financial Statements.

78

Description	Shares	Value
COMMON STOCKS (Continued)

Paper & Forest Products 0.2%
Domtar Corp.	700	$32,830

Personal Products 0.6%
Avon Products, Inc. (United Kingdom)*	800	1,872
Nu Skin Enterprises, Inc. (Class A Stock)	1,300	85,345

		87,217

Professional Services 1.3%
ASGN, Inc.*	300	18,897
Insperity, Inc.	500	53,340
Korn Ferry	700	31,920
ManpowerGroup, Inc.	970	76,659

		180,816

Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.	890	127,635

Road & Rail 1.7%
Covenant Transportation Group, Inc. (Class A Stock)*	400	9,432
Landstar System, Inc.	240	24,379
Old Dominion Freight Line, Inc.	850	115,540
Ryder System, Inc.	1,350	78,179

		227,530

Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.*	1,500	55,725
Cypress Semiconductor Corp.	3,500	48,545
MKS Instruments, Inc.	620	50,611
Teradyne, Inc.	2,300	82,777
Versum Materials, Inc.	3,160	116,193

		353,851

Software 4.4%
CDK Global, Inc.	2,030	99,287
CommVault Systems, Inc.*	1,060	70,034
Fortinet, Inc.*	80	6,126
j2 Global, Inc.	720	54,115
LogMeIn, Inc.	1,230	114,415

See Notes to Financial Statements.

PGIM Day One Underlying Funds	79

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Manhattan Associates, Inc.*	2,000	$97,540
Teradata Corp.*	2,200	97,636
Tyler Technologies, Inc.*	220	41,622
Ultimate Software Group, Inc. (The)*	60	16,384

		597,159

Specialty Retail 2.4%
AutoNation, Inc.*	2,060	79,825
Dick’s Sporting Goods, Inc.	1,500	52,965
Foot Locker, Inc.	200	11,178
Michaels Cos., Inc. (The)*	4,900	67,914
Signet Jewelers Ltd.	1,110	27,039
Urban Outfitters, Inc.*	2,600	83,980

		322,901

Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc.	950	78,755
Skechers U.S.A., Inc. (Class A Stock)*	2,820	76,619

		155,374

Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	3,800	73,112

Trading Companies & Distributors 0.5%
BMC Stock Holdings, Inc.*	200	3,432
GMS, Inc.*	300	5,679
WESCO International, Inc.*	1,220	63,928

		73,039

Water Utilities 0.4%
Aqua America, Inc.	1,600	56,080

See Notes to Financial Statements.

80

Description	Shares	Value
COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.9%
Shenandoah Telecommunications Co.	300	$14,289
Telephone & Data Systems, Inc.	2,800	101,416

		115,705

TOTAL COMMON STOCKS (cost $13,507,413)		13,443,722

EXCHANGE TRADED FUND 0.3%
iShares Core S&P Mid-Cap ETF (cost $36,119)	200	36,630

TOTAL LONG-TERM INVESTMENTS (cost $13,543,532)		13,480,352

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $66,202)(w)	66,202	66,202

TOTAL INVESTMENTS 100.6% (cost $13,609,734)		13,546,554
Liabilities in excess of other assets (0.6)%		(77,070)

NET ASSETS 100.0%		$13,469,484

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	81

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$140,885	$—	$—
Air Freight & Logistics	13,353	—	—
Airlines	113,337	—	—
Auto Components	23,109	—	—
Automobiles	42,328	—	—
Banks	917,255	—	—
Beverages	7,475	—	—
Biotechnology	217,336	—	—
Building Products	87,720	—	—
Capital Markets	289,590	—	—
Chemicals	306,676	—	—
Commercial Services & Supplies	148,538	—	—
Communications Equipment	150,154	—	—
Construction & Engineering	157,156	—	—
Construction Materials	85,200	—	—
Consumer Finance	168,198	—	—
Containers & Packaging	201,828	—	—
Diversified Consumer Services	177,048	—	—
Diversified Telecommunication Services	5,221	—	—
Electric Utilities	102,550	—	—
Electrical Equipment	281,923	—	—
Electronic Equipment, Instruments & Components	641,322	—	—
Energy Equipment & Services	115,399	—	—
Entertainment	103,395	—	—
Equity Real Estate Investment Trusts (REITs)	1,139,698	—	—
Food Products	168,197	—	—
Gas Utilities	267,175	—	—
Health Care Equipment & Supplies	659,159	—	—
Health Care Providers & Services	252,715	—	—
Hotels, Restaurants & Leisure	441,131	—	—
Household Durables	201,976	—	—
Household Products	31,284	—	—
Independent Power & Renewable Electricity Producers	91,693	—	—
Industrial Conglomerates	60,329	—	—
Insurance	751,005	—	—
Interactive Media & Services	17,214	—	—
Internet & Direct Marketing Retail	36,975	—	—
IT Services	439,104	—	—
Leisure Products	78,499	—	—
Life Sciences Tools & Services	298,268	—	—
Machinery	630,210	—	—
Media	167,061	—	—
Metals & Mining	253,110	—	—
Mortgage Real Estate Investment Trusts (REITs)	28,018	—	—

See Notes to Financial Statements.

82

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Multi-Utilities	$110,553	$—	$—
Oil, Gas & Consumable Fuels	420,103	—	—
Paper & Forest Products	32,830	—	—
Personal Products	87,217	—	—
Professional Services	180,816	—	—
Real Estate Management & Development	127,635	—	—
Road & Rail	227,530	—	—
Semiconductors & Semiconductor Equipment	353,851	—	—
Software	597,159	—	—
Specialty Retail	322,901	—	—
Textiles, Apparel & Luxury Goods	155,374	—	—
Thrifts & Mortgage Finance	73,112	—	—
Trading Companies & Distributors	73,039	—	—
Water Utilities	56,080	—	—
Wireless Telecommunication Services	115,705	—	—
Exchange Traded Fund	36,630	—	—
Affiliated Mutual Fund	66,202	—	—

Total	$13,546,554	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Equity Real Estate Investment Trusts (REITs)	8.5%
Banks	6.8
Insurance	5.6
Health Care Equipment & Supplies	4.9
Electronic Equipment, Instruments & Components	4.8
Machinery	4.7
Software	4.4
Hotels, Restaurants & Leisure	3.3
IT Services	3.3
Oil, Gas & Consumable Fuels	3.1
Semiconductors & Semiconductor Equipment	2.6
Specialty Retail	2.4
Chemicals	2.3
Life Sciences Tools & Services	2.2
Capital Markets	2.2
Electrical Equipment	2.1
Gas Utilities	2.0
Metals & Mining	1.9
Health Care Providers & Services	1.9

Road & Rail	1.7%
Biotechnology	1.6
Household Durables	1.5
Containers & Packaging	1.5
Professional Services	1.3
Diversified Consumer Services	1.3
Consumer Finance	1.3
Food Products	1.2
Media	1.2
Construction & Engineering	1.2
Textiles, Apparel & Luxury Goods	1.2
Communications Equipment	1.1
Commercial Services & Supplies	1.1
Aerospace & Defense	1.0
Real Estate Management & Development	0.9
Wireless Telecommunication Services	0.9
Energy Equipment & Services	0.9
Airlines	0.8
Multi-Utilities	0.8

See Notes to Financial Statements.

PGIM Day One Underlying Funds	83

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Industry Classification (cont’d.)
Entertainment	0.8%
Electric Utilities	0.8
Independent Power & Renewable Electricity Producers	0.7
Building Products	0.7
Personal Products	0.6
Construction Materials	0.6
Leisure Products	0.6
Thrifts & Mortgage Finance	0.5
Trading Companies & Distributors	0.5
Affiliated Mutual Fund	0.5
Industrial Conglomerates	0.4
Water Utilities	0.4
Automobiles	0.3
Internet & Direct Marketing Retail	0.3
Exchange Traded Fund	0.3

Paper & Forest Products	0.2%
Household Products	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Auto Components	0.2
Interactive Media & Services	0.1
Air Freight & Logistics	0.1
Beverages	0.1
Diversified Telecommunication Services	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

84

PGIM QMA Mid-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $13,543,532)	$13,480,352
Affiliated investments (cost $66,202)	66,202
Receivable for Fund shares sold	27,926
Dividends receivable	7,923
Due from Manager	1,788
Prepaid expenses	559

Total Assets	13,584,750

Liabilities
Payable for Fund shares reacquired	71,665
Custodian and accounting fees payable	20,154
Audit fee payable	12,341
Shareholders’ reports payable	6,921
Accrued expenses and other liabilities	4,106
Affiliated transfer agent fee payable	79

Total Liabilities	115,266

Net Assets	$13,469,484

Net assets were comprised of:
Shares of beneficial interest, at par	$1,302
Paid-in capital in excess of par	13,790,063
Total distributable earnings (loss)	(321,881)

Net assets, January 31, 2019	$13,469,484

Class R6
Net asset value, offering price and redemption price per share, ($13,469,484 ÷ 1,301,509 shares of beneficial interest issued and outstanding)	$10.35

See Notes to Financial Statements.

PGIM Day One Underlying Funds	85

PGIM QMA Mid-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $12 foreign withholding tax)	$111,502
Affiliated dividend income	1,056

Total income	112,558

Expenses
Management fee	31,281
Custodian and accounting fees	26,903
Audit fee	12,341
Legal fees and expenses	8,335
Trustees’ fees	6,157
Shareholders’ reports	6,132
Transfer agent’s fees and expenses (including affiliated expense of $211)	211
Registration fees	31
Miscellaneous	5,115

Total expenses	96,506
Less: Fee waiver and/or expense reimbursement	(43,271)

Net expenses	53,235

Net investment income (loss)	59,323

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(12,564)
Net change in unrealized appreciation (depreciation) on investments	(1,008,431)

Net gain (loss) on investment transactions	(1,020,995)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(961,672)

See Notes to Financial Statements.

86

PGIM QMA Mid-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$59,323	$80,114
Net realized gain (loss) on investment transactions		(12,564)	494,282
Net change in unrealized appreciation (depreciation) on investments		(1,008,431)	509,418

Net increase (decrease) in net assets resulting from operations		(961,672)	1,083,814

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(771,564)	—

Dividends from net investment income*
Class R6		*	(60,333)

Distributions from net realized gains*
Class R6		*	(218,169)

Fund share transactions
Net proceeds from shares sold		3,539,949	4,425,757
Net asset value of shares issued in reinvestment of dividends and distributions		771,564	278,502
Cost of shares reacquired		(1,290,358)	(1,754,278)

Net increase (decrease) in net assets from Fund share transactions		3,021,155	2,949,981

Total increase (decrease)		1,287,919	3,755,293

Net Assets:
Beginning of period		12,181,565	8,426,272

End of period(a)		$13,469,484	$12,181,565

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$39,571

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	87

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.5%

COMMON STOCKS 94.7%

Aerospace & Defense 2.4%
AAR Corp.	43	$1,619
Aerojet Rocketdyne Holdings, Inc.*	100	3,947
Aerovironment, Inc.*	34	2,641
Arconic, Inc.	610	11,480
Axon Enterprise, Inc.*	80	4,081
Boeing Co. (The)	778	300,012
Cubic Corp.	40	2,571
Curtiss-Wright Corp.	68	7,719
Esterline Technologies Corp.*	40	4,868
General Dynamics Corp.	413	70,693
Harris Corp.	180	27,572
Huntington Ingalls Industries, Inc.	70	14,452
L3 Technologies, Inc.	119	23,429
Lockheed Martin Corp.	365	105,737
Mercury Systems, Inc.*	70	4,104
Moog, Inc. (Class A Stock)	58	5,189
National Presto Industries, Inc.	8	957
Northrop Grumman Corp.	256	70,541
Raytheon Co.	425	70,023
Teledyne Technologies, Inc.*	59	13,229
Textron, Inc.	350	18,631
TransDigm Group, Inc.*	78	30,498
Triumph Group, Inc.	40	714
United Technologies Corp.	1,188	140,267

		934,974

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	30	1,597
C.H. Robinson Worldwide, Inc.	216	18,742
Echo Global Logistics, Inc.*	20	475
Expeditors International of Washington, Inc.	260	18,018
FedEx Corp.	355	63,037
Forward Air Corp.	40	2,341
Hub Group, Inc. (Class A Stock)*	40	1,781
United Parcel Service, Inc. (Class B Stock)	1,020	107,508

		213,499

Airlines 0.4%
Alaska Air Group, Inc.	183	11,703
Allegiant Travel Co.	18	2,340

See Notes to Financial Statements.

88

Description	Shares	Value
COMMON STOCKS (Continued)

Airlines (cont’d.)
American Airlines Group, Inc.	576	$20,604
Delta Air Lines, Inc.	910	44,981
Hawaiian Holdings, Inc.	40	1,281
JetBlue Airways Corp.*	410	7,376
SkyWest, Inc.	80	4,076
Southwest Airlines Co.	740	42,002
United Continental Holdings, Inc.*	330	28,799

		163,162

Auto Components 0.2%
Adient PLC	120	2,369
American Axle & Manufacturing Holdings, Inc.*	120	1,774
Aptiv PLC	380	30,069
BorgWarner, Inc.	290	11,861
Cooper Tire & Rubber Co.	63	2,218
Cooper-Standard Holdings, Inc.*	28	2,141
Dana, Inc.	160	2,819
Delphi Technologies PLC	113	2,024
Dorman Products, Inc.*	40	3,438
Fox Factory Holding Corp.*	60	3,560
Garrett Motion, Inc. (Switzerland)*	99	1,581
Gentex Corp.	380	8,048
Gentherm, Inc.*	40	1,702
Goodyear Tire & Rubber Co. (The)	340	7,205
LCI Industries	35	2,885
Motorcar Parts of America, Inc.*	20	400
Standard Motor Products, Inc.	28	1,376
Superior Industries International, Inc.	20	103
Visteon Corp.*	40	3,076

		88,649

Automobiles 0.4%
Ford Motor Co.	5,690	50,072
General Motors Co.	1,920	74,919
Harley-Davidson, Inc.	240	8,846
Thor Industries, Inc.	84	5,470
Winnebago Industries, Inc.	30	858

		140,165

See Notes to Financial Statements.

PGIM Day One Underlying Funds	89

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 5.7%
Ameris Bancorp	60	$2,277
Associated Banc-Corp.	221	4,785
Banc of California, Inc.	30	437
BancorpSouth Bank	100	2,918
Bank of America Corp.	13,406	381,669
Bank of Hawaii Corp.	60	4,640
Bank OZK	160	4,854
Banner Corp.	50	2,727
BB&T Corp.	1,123	54,802
Berkshire Hills Bancorp, Inc.	45	1,226
Boston Private Financial Holdings, Inc.	70	812
Brookline Bancorp, Inc.	63	937
Cathay General Bancorp	100	3,712
Central Pacific Financial Corp.	20	573
Chemical Financial Corp.	110	4,891
Citigroup, Inc.	3,590	231,411
Citizens Financial Group, Inc.	666	22,591
City Holding Co.	20	1,434
Columbia Banking System, Inc.	115	4,226
Comerica, Inc.	237	18,661
Commerce Bancshares, Inc.	139	8,312
Community Bank System, Inc.	74	4,436
Cullen/Frost Bankers, Inc.	100	9,728
Customers Bancorp, Inc.*	20	393
CVB Financial Corp.	130	2,848
Eagle Bancorp, Inc.*	50	2,744
East West Bancorp, Inc.	220	11,070
Fidelity Southern Corp.	20	609
Fifth Third Bancorp	940	25,211
First BanCorp. (Puerto Rico)	300	3,195
First Commonwealth Financial Corp.	100	1,360
First Financial Bancorp	115	3,028
First Financial Bankshares, Inc.	110	6,721
First Horizon National Corp.	460	6,753
First Midwest Bancorp, Inc.	130	2,863
First Republic Bank	230	22,225
FNB Corp.	470	5,475
Franklin Financial Network, Inc.*	30	956
Fulton Financial Corp.	190	3,050
Glacier Bancorp, Inc.	133	5,610
Great Western Bancorp, Inc.	86	3,035
Hancock Whitney Corp.	122	5,012

See Notes to Financial Statements.

90

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Hanmi Financial Corp.	20	$439
Heritage Financial Corp.	35	1,084
Home BancShares, Inc.	220	4,028
Hope Bancorp, Inc.	170	2,433
Huntington Bancshares, Inc.	1,550	20,522
Independent Bank Corp.	45	3,590
International Bancshares Corp.	80	2,838
JPMorgan Chase & Co.	4,881	505,183
KeyCorp	1,480	24,376
LegacyTexas Financial Group, Inc.	60	2,390
M&T Bank Corp.	209	34,389
MB Financial, Inc.	130	5,769
National Bank Holdings Corp. (Class A Stock)	23	735
NBT Bancorp, Inc.	53	1,888
OFG Bancorp (Puerto Rico)	40	775
Old National Bancorp	170	2,744
Opus Bank	20	418
Pacific Premier Bancorp, Inc.*	50	1,488
PacWest Bancorp	170	6,560
People’s United Financial, Inc.	530	8,681
Pinnacle Financial Partners, Inc.	120	6,452
PNC Financial Services Group, Inc. (The)	679	83,293
Preferred Bank	20	931
Prosperity Bancshares, Inc.	110	7,825
Regions Financial Corp.	1,450	21,996
S&T Bancorp, Inc.	46	1,767
Seacoast Banking Corp. of Florida*	60	1,651
ServisFirst Bancshares, Inc.	50	1,688
Signature Bank	80	10,185
Simmons First National Corp. (Class A Stock)	120	2,969
Southside Bancshares, Inc.	31	1,023
Sterling Bancorp	315	6,061
SunTrust Banks, Inc.	660	39,217
SVB Financial Group*	84	19,604
Synovus Financial Corp.	250	8,855
TCF Financial Corp.	240	5,318
Texas Capital Bancshares, Inc.*	70	4,079
Tompkins Financial Corp.	20	1,471
Triumph Bancorp, Inc.*	30	914
Trustmark Corp.	90	2,838
U.S. Bancorp	2,224	113,780
UMB Financial Corp.	66	4,248

See Notes to Financial Statements.

PGIM Day One Underlying Funds	91

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Umpqua Holdings Corp.	310	$5,481
United Bankshares, Inc.	142	5,023
United Community Banks, Inc.	100	2,572
Valley National Bancorp	440	4,448
Veritex Holdings, Inc.*	49	1,297
Webster Financial Corp.	140	7,543
Wells Fargo & Co.	6,231	304,758
Westamerica Bancorporation	40	2,506
Wintrust Financial Corp.	90	6,403
Zions Bancorp NA	274	13,040

		2,213,783

Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	4,983
Brown-Forman Corp. (Class B Stock)	247	11,671
Coca-Cola Co. (The)	5,630	270,972
Coca-Cola Consolidated, Inc.	12	2,590
Constellation Brands, Inc. (Class A Stock)	248	43,068
MGP Ingredients, Inc.	17	1,220
Molson Coors Brewing Co. (Class B Stock)	280	18,651
Monster Beverage Corp.*	578	33,085
PepsiCo, Inc.	2,071	233,339

		619,579

Biotechnology 2.3%
AbbVie, Inc.	2,224	178,565
Acorda Therapeutics, Inc.*	40	665
Alexion Pharmaceuticals, Inc.*	334	41,069
AMAG Pharmaceuticals, Inc.*	20	327
Amgen, Inc.	942	176,258
Biogen, Inc.*	302	100,802
Celgene Corp.*	1,024	90,583
Cytokinetics, Inc.*	30	211
Eagle Pharmaceuticals, Inc.*	18	761
Emergent BioSolutions, Inc.*	60	3,743
Enanta Pharmaceuticals, Inc.*	26	2,065
Exelixis, Inc.*	420	9,899
Gilead Sciences, Inc.	1,914	133,999
Incyte Corp.*	270	21,759
Ligand Pharmaceuticals, Inc.*	31	3,661

See Notes to Financial Statements.

92

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Momenta Pharmaceuticals, Inc.*	110	$1,305
Myriad Genetics, Inc.*	100	2,819
Progenics Pharmaceuticals, Inc.*	40	177
Regeneron Pharmaceuticals, Inc.*	116	49,795
REGENXBIO, Inc.*	50	2,198
Repligen Corp.*	60	3,421
Spectrum Pharmaceuticals, Inc.*	95	1,064
United Therapeutics Corp.*	70	8,073
Vanda Pharmaceuticals, Inc.*	70	1,899
Vertex Pharmaceuticals, Inc.*	380	72,546

		907,664

Building Products 0.3%
A.O. Smith Corp.	220	10,529
AAON, Inc.	53	1,958
Allegion PLC	146	12,536
American Woodmark Corp.*	20	1,399
Apogee Enterprises, Inc.	36	1,227
Fortune Brands Home & Security, Inc.	220	9,966
Gibraltar Industries, Inc.*	39	1,390
Griffon Corp.	25	398
Insteel Industries, Inc.	10	221
Johnson Controls International PLC	1,360	45,927
Lennox International, Inc.	57	13,069
Masco Corp.	440	14,260
Patrick Industries, Inc.*	30	1,197
PGT Innovations, Inc.*	50	832
Quanex Building Products Corp.	30	469
Resideo Technologies, Inc.*	132	2,895
Simpson Manufacturing Co., Inc.	60	3,683
Trex Co., Inc.*	94	6,557
Universal Forest Products, Inc.	90	2,774

		131,287

Capital Markets 2.6%
Affiliated Managers Group, Inc.	83	8,711
Ameriprise Financial, Inc.	206	26,079
Bank of New York Mellon Corp. (The)	1,328	69,481
BlackRock, Inc.	185	76,790
Blucora, Inc.*	60	1,771

See Notes to Financial Statements.

PGIM Day One Underlying Funds	93

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Cboe Global Markets, Inc.	166	$15,483
Charles Schwab Corp. (The)	1,758	82,222
CME Group, Inc.	531	96,791
Donnelley Financial Solutions, Inc.*	20	293
E*TRADE Financial Corp.	365	17,031
Eaton Vance Corp.	170	6,548
Evercore, Inc. (Class A Stock)	60	5,367
FactSet Research Systems, Inc.	62	13,555
Federated Investors, Inc. (Class B Stock)	110	2,874
Franklin Resources, Inc.	410	12,140
Goldman Sachs Group, Inc. (The)	513	101,579
Greenhill & Co., Inc.	20	501
Interactive Brokers Group, Inc. (Class A Stock)	115	5,796
Intercontinental Exchange, Inc.	834	64,018
INTL. FCStone, Inc.*	20	765
Invesco Ltd.	580	10,567
Investment Technology Group, Inc.	30	908
Janus Henderson Group PLC (United Kingdom)	208	4,541
Legg Mason, Inc.	110	3,278
MarketAxess Holdings, Inc.	61	13,101
Moody’s Corp.	251	39,786
Morgan Stanley	1,910	80,793
MSCI, Inc.	134	22,816
Nasdaq, Inc.	178	15,671
Northern Trust Corp.	335	29,634
Piper Jaffray Cos.	26	1,795
Raymond James Financial, Inc.	196	15,778
S&P Global, Inc.	376	72,060
SEI Investments Co.	190	9,032
State Street Corp.	560	39,704
Stifel Financial Corp.	110	5,266
T. Rowe Price Group, Inc.	350	32,711
Virtus Investment Partners, Inc.	14	1,259
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,370
WisdomTree Investments, Inc.	90	603

		1,008,468

Chemicals 2.0%
AdvanSix, Inc.*	24	759
Air Products & Chemicals, Inc.	330	54,249
Albemarle Corp.	161	12,998

See Notes to Financial Statements.

94

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
American Vanguard Corp.	30	$526
Ashland Global Holdings, Inc.	102	7,742
Balchem Corp.	50	4,151
Cabot Corp.	90	4,220
Celanese Corp.	180	17,237
CF Industries Holdings, Inc.	340	14,841
Chemours Co. (The)	258	9,224
DowDuPont, Inc.	3,373	181,501
Eastman Chemical Co.	210	16,930
Ecolab, Inc.	381	60,263
FMC Corp.	205	16,359
FutureFuel Corp.	30	549
Hawkins, Inc.	10	415
HB Fuller Co.	70	3,457
Ingevity Corp.*	62	5,832
Innophos Holdings, Inc.	30	897
Innospec, Inc.	36	2,530
International Flavors & Fragrances, Inc.	149	21,125
Koppers Holdings, Inc.*	20	456
Kraton Corp.*	32	902
Linde PLC (United Kingdom)	809	131,875
LSB Industries, Inc.*	50	373
LyondellBasell Industries NV (Class A Stock)	460	40,006
Minerals Technologies, Inc.	54	3,163
Mosaic Co. (The)	490	15,817
NewMarket Corp.	20	8,022
Olin Corp.	240	5,666
PolyOne Corp.	117	3,787
PPG Industries, Inc.	353	37,220
Quaker Chemical Corp.	20	4,089
Rayonier Advanced Materials, Inc.	40	579
RPM International, Inc.	190	10,860
Scotts Miracle-Gro Co. (The)	60	4,461
Sensient Technologies Corp.	70	4,395
Sherwin-Williams Co. (The)	126	53,112
Stepan Co.	28	2,462
Tredegar Corp.	20	326
Valvoline, Inc.	242	5,351

		768,727

See Notes to Financial Statements.

PGIM Day One Underlying Funds	95

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.5%
ABM Industries, Inc.	100	$3,419
Brady Corp. (Class A Stock)	80	3,577
Brink’s Co. (The)	80	5,924
Cintas Corp.	126	23,626
Clean Harbors, Inc.*	75	4,441
Copart, Inc.*	300	15,189
Deluxe Corp.	70	3,288
Healthcare Services Group, Inc.	100	4,362
Herman Miller, Inc.	76	2,601
HNI Corp.	50	1,944
Interface, Inc.	60	985
LSC Communications, Inc.	24	190
Matthews International Corp. (Class A Stock)	40	1,780
Mobile Mini, Inc.	60	2,267
MSA Safety, Inc.	53	5,310
Multi-Color Corp.	15	698
Pitney Bowes, Inc.	210	1,514
Republic Services, Inc.	320	24,547
Rollins, Inc.	210	7,820
RR Donnelley & Sons Co.	30	153
Stericycle, Inc.*	136	5,995
Team, Inc.*	20	287
Tetra Tech, Inc.	80	4,415
UniFirst Corp.	30	4,153
US Ecology, Inc.	30	1,910
Viad Corp.	30	1,581
Waste Management, Inc.	587	56,158

		188,134

Communications Equipment 1.1%
ADTRAN, Inc.	20	292
Applied Optoelectronics, Inc.*	20	348
Arista Networks, Inc.*	76	16,323
ARRIS International PLC*	230	7,220
CalAmp Corp.*	30	432
Ciena Corp.*	196	7,466
Cisco Systems, Inc.	6,610	312,587
Comtech Telecommunications Corp.	32	799
Digi International, Inc.*	30	356
Extreme Networks, Inc.*	120	907
F5 Networks, Inc.*	88	14,163

See Notes to Financial Statements.

96

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
Finisar Corp.*	170	$3,873
Harmonic, Inc.*	50	264
InterDigital, Inc.	60	4,369
Juniper Networks, Inc.	510	13,229
Lumentum Holdings, Inc.*	110	5,380
Motorola Solutions, Inc.	243	28,409
NETGEAR, Inc.*	50	1,980
NetScout Systems, Inc.*	100	2,593
Plantronics, Inc.	52	2,017
ViaSat, Inc.*	75	4,702
Viavi Solutions, Inc.*	290	3,225

		430,934

Construction & Engineering 0.2%
AECOM*	214	6,551
Aegion Corp.*	20	363
Arcosa, Inc.	73	2,148
Comfort Systems USA, Inc.	57	2,734
Dycom Industries, Inc.*	48	2,787
EMCOR Group, Inc.	80	5,219
Fluor Corp.	200	7,314
Granite Construction, Inc.	60	2,593
Jacobs Engineering Group, Inc.	180	11,664
KBR, Inc.	170	2,924
MasTec, Inc.*	90	3,994
MYR Group, Inc.*	20	609
Orion Group Holdings, Inc.*	50	211
Quanta Services, Inc.	220	7,775
Valmont Industries, Inc.	35	4,515

		61,401

Construction Materials 0.1%
Eagle Materials, Inc.	63	4,473
Martin Marietta Materials, Inc.	95	16,785
U.S. Concrete, Inc.*	20	712
Vulcan Materials Co.	196	19,923
		41,893

See Notes to Financial Statements.

PGIM Day One Underlying Funds	97

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance 0.6%
American Express Co.	1,026	$105,370
Capital One Financial Corp.	695	56,010
Discover Financial Services	494	33,340
Encore Capital Group, Inc.*	20	591
Enova International, Inc.*	40	922
EZCORP, Inc. (Class A Stock)*	40	373
FirstCash, Inc.	62	5,111
Green Dot Corp. (Class A Stock)*	80	5,922
Navient Corp.	310	3,534
PRA Group, Inc.*	50	1,475
SLM Corp.*	620	6,640
Synchrony Financial	960	28,838
World Acceptance Corp.*	10	1,037

		249,163

Containers & Packaging 0.4%
AptarGroup, Inc.	100	9,912
Avery Dennison Corp.	130	13,579
Ball Corp.	490	25,617
Bemis Co., Inc.	130	6,349
Greif, Inc. (Class A Stock)	40	1,560
International Paper Co.	580	27,509
Myers Industries, Inc.	35	569
Owens-Illinois, Inc.	180	3,613
Packaging Corp. of America	150	14,148
Sealed Air Corp.	230	9,085
Silgan Holdings, Inc.	110	3,038
Sonoco Products Co.	150	8,637
Westrock Co.	370	15,063

		138,679

Distributors 0.1%
Core-Mark Holding Co., Inc.	60	1,673
Genuine Parts Co.	222	22,160
LKQ Corp.*	450	11,799
Pool Corp.	67	10,044

		45,676

See Notes to Financial Statements.

98

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	100	$4,890
American Public Education, Inc.*	20	592
Career Education Corp.*	50	645
Graham Holdings Co. (Class B Stock)	7	4,655
H&R Block, Inc.	270	6,369
Regis Corp.*	30	559
Service Corp. International	260	11,159
Sotheby’s*	40	1,616
Strategic Education, Inc.	39	4,267
Weight Watchers International, Inc.*	40	1,280

		36,032

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	2,858	587,433
Jefferies Financial Group, Inc.	356	7,409

		594,842

Diversified Telecommunication Services 1.8%
AT&T, Inc.	10,692	321,401
ATN International, Inc.	20	1,492
CenturyLink, Inc.	1,328	20,345
Cincinnati Bell, Inc.*	40	334
Cogent Communications Holdings, Inc.	60	2,907
Consolidated Communications Holdings, Inc.	60	641
Frontier Communications Corp.	35	70
Iridium Communications, Inc.*	130	2,519
Verizon Communications, Inc.	6,064	333,884
Vonage Holdings Corp.*	250	2,277

		685,870

Electric Utilities 1.8%
ALLETE, Inc.	70	5,386
Alliant Energy Corp.	340	15,120
American Electric Power Co., Inc.	726	57,441
Duke Energy Corp.	1,048	91,993
Edison International	470	26,776
El Paso Electric Co.	60	3,151
Entergy Corp.	280	24,973
Evergy, Inc.	391	22,412

See Notes to Financial Statements.

PGIM Day One Underlying Funds	99

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Eversource Energy	470	$32,623
Exelon Corp.	1,412	67,437
FirstEnergy Corp.	720	28,224
Hawaiian Electric Industries, Inc.	160	5,950
IDACORP, Inc.	70	6,825
NextEra Energy, Inc.	707	126,539
OGE Energy Corp.	293	11,998
Pinnacle West Capital Corp.	172	15,157
PNM Resources, Inc.	100	4,259
PPL Corp.	1,034	32,385
Southern Co. (The)	1,506	73,192
Xcel Energy, Inc.	740	38,746

		690,587

Electrical Equipment 0.5%
Acuity Brands, Inc.	63	7,617
AMETEK, Inc.	350	25,515
AZZ, Inc.	30	1,343
Eaton Corp. PLC	638	48,648
Emerson Electric Co.	920	60,232
Encore Wire Corp.	42	2,264
EnerSys	65	5,542
Hubbell, Inc.	86	9,402
nVent Electric PLC (United Kingdom)	210	5,254
Powell Industries, Inc.	10	279
Regal Beloit Corp.	70	5,373
Rockwell Automation, Inc.	180	30,514
Vicor Corp.*	30	1,182

		203,165

Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. (Class A Stock)	450	39,564
Anixter International, Inc.*	42	2,550
Arlo Technologies, Inc.*	99	712
Arrow Electronics, Inc.*	130	9,873
Avnet, Inc.	150	6,180
Badger Meter, Inc.	40	2,112
Bel Fuse, Inc. (Class B Stock)	20	462
Belden, Inc.	60	3,217
Benchmark Electronics, Inc.	50	1,271

See Notes to Financial Statements.

100

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Cognex Corp.	240	$10,920
Coherent, Inc.*	34	4,019
Control4 Corp.*	20	397
Corning, Inc.	1,150	38,249
CTS Corp.	40	1,135
Daktronics, Inc.	50	377
Electro Scientific Industries, Inc.*	40	1,200
ePlus, Inc.*	16	1,268
Fabrinet (Thailand)*	60	3,410
FARO Technologies, Inc.*	20	850
FLIR Systems, Inc.	200	9,776
II-VI, Inc.*	70	2,657
Insight Enterprises, Inc.*	60	2,755
IPG Photonics Corp.*	52	6,916
Itron, Inc.*	50	2,731
Jabil, Inc.	210	5,596
KEMET Corp.	45	797
Keysight Technologies, Inc.*	285	21,096
Knowles Corp.*	80	1,248
Littelfuse, Inc.	41	7,205
Methode Electronics, Inc.	36	927
MTS Systems Corp.	20	1,001
National Instruments Corp.	160	7,075
OSI Systems, Inc.*	20	1,794
Park Electrochemical Corp.	23	524
Plexus Corp.*	57	3,199
Rogers Corp.*	26	3,300
Sanmina Corp.*	70	2,185
ScanSource, Inc.*	40	1,532
SYNNEX Corp.	61	5,902
TE Connectivity Ltd.	504	40,799
Tech Data Corp.*	62	5,929
Trimble, Inc.*	370	13,934
TTM Technologies, Inc.*	70	804
Vishay Intertechnology, Inc.	160	3,120
Zebra Technologies Corp. (Class A Stock)*	78	13,541

		294,109

Energy Equipment & Services 0.6%
Apergy Corp.*	106	3,564
Archrock, Inc.	110	1,038

See Notes to Financial Statements.

PGIM Day One Underlying Funds	101

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
Baker Hughes a GE Co.	730	$17,206
Bristow Group, Inc.*	50	164
C&J Energy Services, Inc.*	70	1,125
CARBO Ceramics, Inc.*	30	121
Core Laboratories NV	65	4,385
Diamond Offshore Drilling, Inc.*	50	546
Dril-Quip, Inc.*	50	1,872
Ensco PLC (Class A Stock)	564	2,482
Era Group, Inc.*	30	283
Exterran Corp.*	18	312
Geospace Technologies Corp.*	20	301
Gulf Island Fabrication, Inc.*	40	380
Halliburton Co.	1,274	39,953
Helix Energy Solutions Group, Inc.*	140	956
Helmerich & Payne, Inc.	160	8,958
KLX Energy Services Holdings, Inc.*	28	730
Matrix Service Co.*	40	858
McDermott International, Inc.*	220	1,940
Nabors Industries Ltd.	437	1,293
National Oilwell Varco, Inc.	530	15,624
Newpark Resources, Inc.*	60	499
Noble Corp. PLC*	350	1,155
Oceaneering International, Inc.*	120	1,883
Oil States International, Inc.*	70	1,205
Patterson-UTI Energy, Inc.	260	3,154
Pioneer Energy Services Corp.*	75	111
ProPetro Holding Corp.*	85	1,389
Rowan Cos. PLC (Class A Stock)*	170	2,072
Schlumberger Ltd.	2,023	89,437
SEACOR Holdings, Inc.*	25	1,035
Superior Energy Services, Inc.*	200	782
TechnipFMC PLC (United Kingdom)	610	14,006
TETRA Technologies, Inc.*	90	192
Transocean Ltd.*	710	6,085
Unit Corp.*	50	798
US Silica Holdings, Inc.	90	1,213

		229,107

Entertainment 1.9%
Activision Blizzard, Inc.	1,132	53,476
Cinemark Holdings, Inc.	165	6,752

See Notes to Financial Statements.

102

Description	Shares	Value
COMMON STOCKS (Continued)

Entertainment (cont’d.)
Electronic Arts, Inc.*	439	$40,493
Live Nation Entertainment, Inc.*	200	10,702
Marcus Corp. (The)	20	891
Netflix, Inc.*	644	218,638
Take-Two Interactive Software, Inc.*	170	17,944
Twenty-First Century Fox, Inc. (Class A Stock)	1,550	76,431
Twenty-First Century Fox, Inc. (Class B Stock)	720	35,323
Viacom, Inc. (Class B Stock)	500	14,710
Walt Disney Co. (The)	2,185	243,671
World Wrestling Entertainment, Inc. (Class A Stock)	60	4,940

		723,971

Equity Real Estate Investment Trusts (REITs) 3.3%
Acadia Realty Trust	110	3,160
Agree Realty Corp.	60	3,962
Alexander & Baldwin, Inc.*	62	1,428
Alexandria Real Estate Equities, Inc.	162	21,337
American Assets Trust, Inc.	60	2,576
American Campus Communities, Inc.	200	9,204
American Tower Corp.	653	112,865
Apartment Investment & Management Co. (Class A Stock)	240	11,885
Armada Hoffler Properties, Inc.	35	526
AvalonBay Communities, Inc.	203	39,163
Boston Properties, Inc.	234	30,858
Camden Property Trust	146	14,155
CareTrust REIT, Inc.	120	2,638
CBL & Associates Properties, Inc.	85	212
Cedar Realty Trust, Inc.	70	244
Chatham Lodging Trust	25	505
Chesapeake Lodging Trust	90	2,563
Community Healthcare Trust, Inc.	20	660
CoreCivic, Inc.	140	2,782
CoreSite Realty Corp.	55	5,433
Corporate Office Properties Trust	140	3,457
Cousins Properties, Inc.	500	4,425
Crown Castle International Corp.	616	72,109
CyrusOne, Inc.	160	8,672
DiamondRock Hospitality Co.	250	2,540
Digital Realty Trust, Inc.	310	33,585
Douglas Emmett, Inc.	230	8,701
Duke Realty Corp.	510	14,912

See Notes to Financial Statements.

PGIM Day One Underlying Funds	103

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Easterly Government Properties, Inc.	55	$988
EastGroup Properties, Inc.	52	5,380
EPR Properties	110	8,037
Equinix, Inc.	123	48,462
Equity Residential	544	39,473
Essex Property Trust, Inc.	104	28,205
Extra Space Storage, Inc.	189	18,637
Federal Realty Investment Trust	113	14,980
First Industrial Realty Trust, Inc.	160	5,235
Four Corners Property Trust, Inc.	90	2,542
Franklin Street Properties Corp.	50	371
GEO Group, Inc. (The)	155	3,495
Getty Realty Corp.	25	802
Global Net Lease, Inc.	80	1,551
HCP, Inc.	700	22,078
Healthcare Realty Trust, Inc.	185	5,974
Hersha Hospitality Trust	20	371
Highwoods Properties, Inc.	160	7,091
Hospitality Properties Trust	240	6,398
Host Hotels & Resorts, Inc.	1,070	19,324
Independence Realty Trust, Inc.	40	418
Iron Mountain, Inc.	400	14,880
iStar, Inc.	90	863
JBG SMITH Properties	160	6,184
Kilroy Realty Corp.	150	10,569
Kimco Realty Corp.	600	10,206
Kite Realty Group Trust	80	1,330
Lamar Advertising Co. (Class A Stock)	130	9,678
Lexington Realty Trust	260	2,499
Liberty Property Trust	204	9,617
Life Storage, Inc.	75	7,370
LTC Properties, Inc.	60	2,846
Macerich Co. (The)	166	7,663
Mack-Cali Realty Corp.	130	2,678
Medical Properties Trust, Inc.	520	9,464
Mid-America Apartment Communities, Inc.	174	17,623
National Retail Properties, Inc.	244	12,861
National Storage Affiliates Trust	60	1,746
Office Properties Income Trust	43	1,377
Omega Healthcare Investors, Inc.	300	12,057
Pebblebrook Hotel Trust	160	5,128
Pennsylvania Real Estate Investment Trust	30	221

See Notes to Financial Statements.

104

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
PotlatchDeltic Corp.	93	$3,430
Prologis, Inc.	922	63,766
PS Business Parks, Inc.	36	5,227
Public Storage	227	48,242
Rayonier, Inc.	160	4,870
Realty Income Corp.	436	29,949
Regency Centers Corp.	241	15,665
Retail Opportunity Investments Corp.	150	2,635
RPT Realty	80	1,047
Sabra Health Care REIT, Inc.	253	5,197
Saul Centers, Inc.	10	530
SBA Communications Corp.*	171	31,213
Senior Housing Properties Trust	310	4,269
Simon Property Group, Inc.	454	82,682
SL Green Realty Corp.	121	11,184
Summit Hotel Properties, Inc.	95	1,061
Tanger Factory Outlet Centers, Inc.	130	2,957
Taubman Centers, Inc.	100	4,980
UDR, Inc.	415	18,156
Uniti Group, Inc.	250	4,977
Universal Health Realty Income Trust	26	1,813
Urban Edge Properties	140	2,859
Urstadt Biddle Properties, Inc. (Class A Stock)	20	428
Ventas, Inc.	526	33,922
Vornado Realty Trust	250	17,477
Washington Prime Group, Inc.	130	738
Weingarten Realty Investors	140	4,017
Welltower, Inc.	548	42,465
Weyerhaeuser Co.	1,070	28,077
Whitestone REIT	30	425

		1,275,487

Food & Staples Retailing 1.3%
Andersons, Inc. (The)	33	1,157
Casey’s General Stores, Inc.	60	7,721
Chefs’ Warehouse, Inc. (The)*	30	964
Costco Wholesale Corp.	646	138,651
Kroger Co. (The)	1,172	33,203
SpartanNash Co.	20	415
Sprouts Farmers Market, Inc.*	170	4,076
Sysco Corp.	712	45,461

See Notes to Financial Statements.

PGIM Day One Underlying Funds	105

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*	50	$655
Walgreens Boots Alliance, Inc.	1,194	86,278
Walmart, Inc.	2,101	201,339

		519,920

Food Products 1.1%
Archer-Daniels-Midland Co.	830	37,267
B&G Foods, Inc.	96	2,559
Calavo Growers, Inc.	20	1,627
Cal-Maine Foods, Inc.	43	1,814
Campbell Soup Co.	270	9,566
Conagra Brands, Inc.	686	14,845
Darling Ingredients, Inc.*	240	5,105
Dean Foods Co.	40	167
Flowers Foods, Inc.	260	5,112
General Mills, Inc.	880	39,107
Hain Celestial Group, Inc. (The)*	110	2,016
Hershey Co. (The)	205	21,750
Hormel Foods Corp.	390	16,505
Ingredion, Inc.	108	10,692
J&J Snack Foods Corp.	24	3,704
J.M. Smucker Co. (The)	172	18,039
John B Sanfilippo & Son, Inc.	10	683
Kellogg Co.	380	22,424
Kraft Heinz Co. (The)	898	43,158
Lamb Weston Holdings, Inc.	220	15,906
Lancaster Colony Corp.	35	5,567
McCormick & Co., Inc.	180	22,255
Mondelez International, Inc. (Class A Stock)	2,126	98,349
Post Holdings, Inc.*	100	9,282
Sanderson Farms, Inc.	35	4,309
Seneca Foods Corp. (Class A Stock)*	16	458
Tootsie Roll Industries, Inc.	20	693
TreeHouse Foods, Inc.*	78	4,552
Tyson Foods, Inc. (Class A Stock)	442	27,369

		444,880

Gas Utilities 0.2%
Atmos Energy Corp.	186	18,159
National Fuel Gas Co.	130	7,449

See Notes to Financial Statements.

106

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
New Jersey Resources Corp.	130	$6,305
Northwest Natural Holding Co.	36	2,254
ONE Gas, Inc.	86	7,065
South Jersey Industries, Inc.	130	3,871
Southwest Gas Holdings, Inc.	86	6,736
Spire, Inc.	86	6,826
UGI Corp.	250	14,257

		72,922

Health Care Equipment & Supplies 3.3%
Abbott Laboratories	2,588	188,872
ABIOMED, Inc.*	71	24,926
Align Technology, Inc.*	110	27,385
AngioDynamics, Inc.*	30	633
Anika Therapeutics, Inc.*	10	380
Avanos Medical, Inc.*	70	3,189
Baxter International, Inc.	730	52,918
Becton, Dickinson & Co.	402	100,283
Boston Scientific Corp.*	2,020	77,063
Cantel Medical Corp.	50	4,071
CONMED Corp.	50	3,518
Cooper Cos., Inc. (The)	76	21,186
CryoLife, Inc.*	30	837
Cutera, Inc.*	10	144
Danaher Corp.	907	100,604
DENTSPLY SIRONA, Inc.	310	13,005
Edwards Lifesciences Corp.*	308	52,489
Globus Medical, Inc. (Class A Stock)*	102	4,595
Haemonetics Corp.*	80	7,913
Heska Corp.*	7	690
Hill-Rom Holdings, Inc.	110	11,002
Hologic, Inc.*	390	17,316
ICU Medical, Inc.*	30	7,464
IDEXX Laboratories, Inc.*	130	27,661
Inogen, Inc.*	26	3,931
Integer Holdings Corp.*	40	3,240
Integra LifeSciences Holdings Corp.*	115	5,446
Intuitive Surgical, Inc.*	175	91,637
Invacare Corp.	40	206
Lantheus Holdings, Inc.*	10	168
LeMaitre Vascular, Inc.	17	405

See Notes to Financial Statements.

PGIM Day One Underlying Funds	107

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
LivaNova PLC*	75	$6,924
Masimo Corp.*	77	9,578
Medtronic PLC	1,986	175,543
Meridian Bioscience, Inc.	44	721
Merit Medical Systems, Inc.*	86	4,862
Natus Medical, Inc.*	40	1,350
Neogen Corp.*	73	4,446
NuVasive, Inc.*	85	4,262
OraSure Technologies, Inc.*	25	321
Orthofix Medical, Inc.*	30	1,623
ResMed, Inc.	216	20,557
STERIS PLC	123	14,029
Stryker Corp.	462	82,037
Surmodics, Inc.*	20	1,145
Tactile Systems Technology, Inc.*	21	1,398
Teleflex, Inc.	67	18,325
Varex Imaging Corp.*	39	1,111
Varian Medical Systems, Inc.*	140	18,484
West Pharmaceutical Services, Inc.	110	11,910
Zimmer Biomet Holdings, Inc.	306	33,525

		1,265,328

Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*	95	2,599
Addus HomeCare Corp.*	10	602
Amedisys, Inc.*	46	6,033
AmerisourceBergen Corp.	236	19,675
AMN Healthcare Services, Inc.*	80	5,183
Anthem, Inc.	385	116,655
BioTelemetry, Inc.*	59	4,237
Cardinal Health, Inc.	430	21,487
Centene Corp.*	302	39,432
Chemed Corp.	26	7,746
Cigna Corp.	564	112,693
Community Health Systems, Inc.*	60	236
CorVel Corp.*	14	875
Cross Country Healthcare, Inc.*	30	289
CVS Health Corp.	1,913	125,397
DaVita, Inc.*	190	10,665
Diplomat Pharmacy, Inc.*	40	580
Encompass Health Corp.	150	10,026

See Notes to Financial Statements.

108

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Ensign Group, Inc. (The)	60	$2,614
HCA Healthcare, Inc.	399	55,633
HealthEquity, Inc.*	90	5,611
Henry Schein, Inc.*	228	17,716
Humana, Inc.	205	63,343
Laboratory Corp. of America Holdings*	155	21,599
LHC Group, Inc.*	49	5,181
Magellan Health, Inc.*	34	2,215
McKesson Corp.	291	37,321
MEDNAX, Inc.*	140	5,055
Molina Healthcare, Inc.*	90	11,968
Owens & Minor, Inc.	30	227
Patterson Cos., Inc.	94	2,095
Providence Service Corp. (The)*	16	1,026
Quest Diagnostics, Inc.	204	17,819
Quorum Health Corp.*	50	147
Select Medical Holdings Corp.*	90	1,406
Tenet Healthcare Corp.*	100	2,199
Tivity Health, Inc.*	48	1,069
UnitedHealth Group, Inc.	1,421	383,954
Universal Health Services, Inc. (Class B Stock)	130	17,229
US Physical Therapy, Inc.	20	2,118
WellCare Health Plans, Inc.*	70	19,354

		1,161,309

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	2,712
Cerner Corp.*	490	26,906
Computer Programs & Systems, Inc.	20	525
HealthStream, Inc.	20	503
HMS Holdings Corp.*	110	3,299
Medidata Solutions, Inc.*	85	6,032
NextGen Healthcare, Inc.*	30	530
Omnicell, Inc.*	66	4,298
Tabula Rasa HealthCare, Inc.*	20	1,206

		46,011

Hotels, Restaurants & Leisure 1.9%
Belmond Ltd. (United Kingdom) (Class A Stock)*	130	3,240
BJ’s Restaurants, Inc.	30	1,495

See Notes to Financial Statements.

PGIM Day One Underlying Funds	109

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Boyd Gaming Corp.	102	$2,787
Brinker International, Inc.	70	2,836
Carnival Corp.	600	34,548
Cheesecake Factory, Inc. (The)	70	3,142
Chipotle Mexican Grill, Inc.*	40	21,184
Churchill Downs, Inc.	57	5,243
Chuy’s Holdings, Inc.*	20	454
Cracker Barrel Old Country Store, Inc.	42	7,026
Darden Restaurants, Inc.	190	19,937
Dave & Buster’s Entertainment, Inc.	70	3,602
Dine Brands Global, Inc.	30	2,288
Domino’s Pizza, Inc.	68	19,294
Dunkin’ Brands Group, Inc.	132	9,027
El Pollo Loco Holdings, Inc.*	31	511
Eldorado Resorts, Inc.*	100	4,662
Fiesta Restaurant Group, Inc.*	30	446
Hilton Worldwide Holdings, Inc.	443	32,995
International Speedway Corp. (Class A Stock)	20	869
Jack in the Box, Inc.	50	4,047
Marriott International, Inc. (Class A Stock)	415	47,530
Marriott Vacations Worldwide Corp.	56	4,958
McDonald’s Corp.	1,130	202,021
MGM Resorts International	712	20,961
Monarch Casino & Resort, Inc.*	20	865
Norwegian Cruise Line Holdings Ltd.*	316	16,252
Papa John’s International, Inc.	36	1,522
Penn National Gaming, Inc.*	140	3,394
Red Robin Gourmet Burgers, Inc.*	10	320
Royal Caribbean Cruises Ltd.	260	31,213
Ruth’s Hospitality Group, Inc.	30	693
Scientific Games Corp.*	80	2,005
Shake Shack, Inc. (Class A Stock)*	38	1,815
Six Flags Entertainment Corp.	110	6,775
Starbucks Corp.	1,819	123,947
Texas Roadhouse, Inc.	100	6,084
Wendy’s Co. (The)	210	3,637
Wingstop, Inc.	38	2,495
Wyndham Destinations, Inc.	130	5,478
Wyndham Hotels & Resorts, Inc.	150	7,363

See Notes to Financial Statements.

110

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Wynn Resorts Ltd.	148	$18,205
Yum! Brands, Inc.	457	42,949

		730,115

Household Durables 0.4%
Cavco Industries, Inc.*	14	2,328
D.R. Horton, Inc.	490	18,840
Ethan Allen Interiors, Inc.	20	380
Garmin Ltd.	186	12,867
Helen of Troy Ltd.*	40	4,642
Installed Building Products, Inc.*	20	842
iRobot Corp.*	45	4,041
KB Home	80	1,713
La-Z-Boy, Inc.	50	1,481
Leggett & Platt, Inc.	180	7,373
Lennar Corp. (Class A Stock)	422	20,011
LGI Homes, Inc.*	20	1,186
M/I Homes, Inc.*	20	530
MDC Holdings, Inc.	44	1,449
Meritage Homes Corp.*	40	1,803
Mohawk Industries, Inc.*	97	12,493
Newell Brands, Inc.	626	13,277
NVR, Inc.*	6	15,960
PulteGroup, Inc.	380	10,568
Tempur Sealy International, Inc.*	70	3,711
Toll Brothers, Inc.	210	7,757
TopBuild Corp.*	50	2,640
TRI Pointe Group, Inc.*	185	2,488
Tupperware Brands Corp.	80	2,182
Universal Electronics, Inc.*	10	282
Whirlpool Corp.	96	12,769
William Lyon Homes (Class A Stock)*	15	199

		163,812

Household Products 1.4%
Central Garden & Pet Co.*	20	784
Central Garden & Pet Co. (Class A Stock)*	48	1,710
Church & Dwight Co., Inc.	367	23,712
Clorox Co. (The)	192	28,489
Colgate-Palmolive Co.	1,270	82,144

See Notes to Financial Statements.

PGIM Day One Underlying Funds	111

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Household Products (cont’d.)
Energizer Holdings, Inc.	106	$5,024
Kimberly-Clark Corp.	512	57,027
Procter & Gamble Co. (The)	3,662	353,273
WD-40 Co.	23	4,180

		556,343

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	930	15,243
NRG Energy, Inc.	420	17,182

		32,425

Industrial Conglomerates 1.3%
3M Co.	857	171,657
Carlisle Cos., Inc.	95	10,234
General Electric Co.	12,720	129,235
Honeywell International, Inc.	1,096	157,419
Raven Industries, Inc.	40	1,480
Roper Technologies, Inc.	155	43,905

		513,930

Insurance 2.4%
Aflac, Inc.	1,118	53,329
Alleghany Corp.	22	13,894
Allstate Corp. (The)	500	43,935
Ambac Financial Group, Inc.*	55	1,041
American Equity Investment Life Holding Co.	130	4,072
American Financial Group, Inc.	108	10,302
American International Group, Inc.	1,290	55,767
AMERISAFE, Inc.	34	2,020
Aon PLC	352	54,993
Arthur J. Gallagher & Co.	270	20,172
Aspen Insurance Holdings Ltd. (Bermuda)	80	3,338
Assurant, Inc.	80	7,711
Brighthouse Financial, Inc.*	150	5,601
Brown & Brown, Inc.	340	9,234
Chubb Ltd.	679	90,341
Cincinnati Financial Corp.	234	18,982
CNO Financial Group, Inc.	220	3,934
eHealth, Inc.*	30	1,835

See Notes to Financial Statements.

112

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Employers Holdings, Inc.	36	$1,525
Everest Re Group Ltd.	66	14,457
First American Financial Corp.	150	7,512
Genworth Financial, Inc. (Class A Stock)*	550	2,662
Hanover Insurance Group, Inc. (The)	68	7,755
Hartford Financial Services Group, Inc. (The)	540	25,337
HCI Group, Inc.	14	663
Horace Mann Educators Corp.	60	2,499
James River Group Holdings Ltd.	35	1,350
Kemper Corp.	101	7,593
Lincoln National Corp.	310	18,132
Loews Corp.	396	18,968
Maiden Holdings Ltd.	30	39
Marsh & McLennan Cos., Inc.	742	65,437
Mercury General Corp.	40	2,068
MetLife, Inc.	1,440	65,765
Navigators Group, Inc. (The)	30	2,094
Old Republic International Corp.	400	8,060
Primerica, Inc.	70	7,866
Principal Financial Group, Inc.	380	19,027
ProAssurance Corp.	90	3,839
Progressive Corp. (The)	848	57,062
Prudential Financial, Inc.	610	56,205
Reinsurance Group of America, Inc.	92	13,289
RenaissanceRe Holdings Ltd. (Bermuda)	59	8,144
RLI Corp.	60	3,961
Safety Insurance Group, Inc.	18	1,481
Selective Insurance Group, Inc.	80	4,874
Stewart Information Services Corp.	23	1,022
Third Point Reinsurance Ltd. (Bermuda)*	80	841
Torchmark Corp.	150	12,564
Travelers Cos., Inc. (The)	388	48,709
United Fire Group, Inc.	35	1,820
United Insurance Holdings Corp.	30	490
Universal Insurance Holdings, Inc.	50	1,886
Unum Group	295	10,254
W.R. Berkley Corp.	142	10,918
Willis Towers Watson PLC	196	31,907

		948,576

See Notes to Financial Statements.

PGIM Day One Underlying Funds	113

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services 4.2%
Alphabet, Inc. (Class A Stock)*	442	$497,643
Alphabet, Inc. (Class C Stock)*	453	505,715
Care.com, Inc.*	40	951
Cars.com, Inc.*	83	2,267
Facebook, Inc. (Class A Stock)*	3,535	589,249
QuinStreet, Inc.*	70	1,333
TripAdvisor, Inc.*	150	8,607
Twitter, Inc.*	1,050	35,238
Yelp, Inc.*	100	3,642

		1,644,645

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	602	1,034,675
Booking Holdings, Inc.*	70	128,297
eBay, Inc.*	1,320	44,418
Expedia Group, Inc.	181	21,584
Liquidity Services, Inc.*	50	419
Nutrisystem, Inc.	40	1,736
PetMed Express, Inc.	20	474
Shutterfly, Inc.*	47	2,160
Shutterstock, Inc.	20	800
Stamps.com, Inc.*	33	6,141

		1,240,704

IT Services 4.4%
Accenture PLC (Class A Stock)	938	144,030
Akamai Technologies, Inc.*	250	16,275
Alliance Data Systems Corp.	75	13,319
Automatic Data Processing, Inc.	642	89,777
Broadridge Financial Solutions, Inc.	178	17,948
CACI International, Inc. (Class A Stock)*	36	6,018
Cardtronics PLC (Class A Stock)*	44	1,191
Cognizant Technology Solutions Corp. (Class A Stock)	850	59,228
CoreLogic, Inc.*	110	3,993
CSG Systems International, Inc.	40	1,448
DXC Technology Co.	403	25,840
EVERTEC, Inc. (Puerto Rico)	60	1,660
ExlService Holdings, Inc.*	54	3,105
Fidelity National Information Services, Inc.	481	50,279
Fiserv, Inc.*	580	48,099

See Notes to Financial Statements.

114

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
FleetCor Technologies, Inc.*	134	$27,043
Gartner, Inc.*	136	18,481
Global Payments, Inc.	233	26,161
International Business Machines Corp.	1,335	179,451
Jack Henry & Associates, Inc.	120	16,026
Leidos Holdings, Inc.	230	13,340
LiveRamp Holdings, Inc.*	90	3,910
ManTech International Corp. (Class A Stock)	36	2,029
Mastercard, Inc. (Class A Stock)	1,332	281,225
MAXIMUS, Inc.	90	6,312
NIC, Inc.	30	492
Paychex, Inc.	474	33,559
PayPal Holdings, Inc.*	1,742	154,620
Perficient, Inc.*	30	765
Perspecta, Inc.	181	3,629
Sabre Corp.	395	9,077
Science Applications International Corp.	79	5,304
Sykes Enterprises, Inc.*	40	1,103
Total System Services, Inc.	250	22,402
Travelport Worldwide Ltd.	160	2,506
TTEC Holdings, Inc.	20	669
Unisys Corp.*	60	785
VeriSign, Inc.*	161	27,252
Virtusa Corp.*	40	1,941
Visa, Inc. (Class A Stock)	2,583	348,731
Western Union Co. (The)	590	10,768
WEX, Inc.*	67	10,809

		1,690,600

Leisure Products 0.1%
Brunswick Corp.	140	7,045
Callaway Golf Co.	90	1,466
Hasbro, Inc.	170	15,395
Mattel, Inc.*	490	5,802
Nautilus, Inc.*	30	225
Polaris Industries, Inc.	92	7,717
Sturm Ruger & Co., Inc.	34	1,852
Vista Outdoor, Inc.*	90	898

		40,400

See Notes to Financial Statements.

PGIM Day One Underlying Funds	115

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	480	$36,504
Bio-Rad Laboratories, Inc. (Class A Stock)*	30	7,496
Bio-Techne Corp.	57	9,944
Cambrex Corp.*	46	2,008
Charles River Laboratories International, Inc.*	70	8,623
Illumina, Inc.*	216	60,435
IQVIA Holdings, Inc.*	235	30,317
Luminex Corp.	43	1,199
Medpace Holdings, Inc.*	40	2,576
Mettler-Toledo International, Inc.*	37	23,612
NeoGenomics, Inc.*	130	2,161
PerkinElmer, Inc.	168	15,204
PRA Health Sciences, Inc.*	92	9,749
Syneos Health, Inc.*	90	4,594
Thermo Fisher Scientific, Inc.	592	145,437
Waters Corp.*	113	26,128

		385,987

Machinery 1.8%
Actuant Corp. (Class A Stock)	40	916
AGCO Corp.	90	5,778
Alamo Group, Inc.	10	861
Albany International Corp. (Class A Stock)	50	3,433
Astec Industries, Inc.	30	1,111
Barnes Group, Inc.	70	4,136
Briggs & Stratton Corp.	20	258
Caterpillar, Inc.	866	115,317
Chart Industries, Inc.*	58	4,333
CIRCOR International, Inc.*	16	442
Crane Co.	84	6,952
Cummins, Inc.	216	31,776
Deere & Co.	471	77,244
Donaldson Co., Inc.	190	8,983
Dover Corp.	222	19,498
EnPro Industries, Inc.	30	1,981
ESCO Technologies, Inc.	40	2,604
Federal Signal Corp.	60	1,319
Flowserve Corp.	200	8,808
Fortive Corp.	436	32,696
Franklin Electric Co., Inc.	43	2,055
Graco, Inc.	246	10,659

See Notes to Financial Statements.

116

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Greenbrier Cos., Inc. (The)	40	$1,696
Harsco Corp.*	90	1,917
Hillenbrand, Inc.	94	3,986
IDEX Corp.	120	16,543
Illinois Tool Works, Inc.	455	62,476
Ingersoll-Rand PLC	356	35,614
ITT, Inc.	140	7,358
John Bean Technologies Corp.	50	3,972
Kennametal, Inc.	120	4,510
Lincoln Electric Holdings, Inc.	94	8,125
Lindsay Corp.	15	1,288
Lydall, Inc.*	10	265
Mueller Industries, Inc.	50	1,296
Nordson Corp.	80	10,371
Oshkosh Corp.	100	7,505
PACCAR, Inc.	520	34,070
Parker-Hannifin Corp.	194	31,973
Pentair PLC	240	9,886
Proto Labs, Inc.*	47	5,835
Snap-on, Inc.	85	14,109
SPX Corp.*	50	1,487
SPX FLOW, Inc.*	60	1,966
Standex International Corp.	24	1,790
Stanley Black & Decker, Inc.	224	28,323
Tennant Co.	30	1,762
Terex Corp.	90	2,764
Timken Co. (The)	100	4,259
Titan International, Inc.	42	236
Toro Co. (The)	150	8,925
Trinity Industries, Inc.	170	3,975
Wabash National Corp.	30	418
Wabtec Corp.	125	8,645
Watts Water Technologies, Inc. (Class A Stock)	45	3,369
Woodward, Inc.	90	8,176
Xylem, Inc.	266	18,955

		699,005

See Notes to Financial Statements.

PGIM Day One Underlying Funds	117

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Marine 0.0%
Kirby Corp.*	82	$6,142
Matson, Inc.	70	2,346

		8,488

Media 1.2%
AMC Networks, Inc. (Class A Stock)*	70	4,406
Cable One, Inc.	13	11,496
CBS Corp. (Class B Stock)	500	24,730
Charter Communications, Inc. (Class A Stock)*	259	85,742
Comcast Corp. (Class A Stock)	6,636	242,679
Discovery, Inc. (Class A Stock)*	230	6,527
Discovery, Inc. (Class C Stock)*	520	13,858
DISH Network Corp. (Class A Stock)*	330	10,121
EW Scripps Co. (The) (Class A Stock)	30	563
Gannett Co., Inc.	140	1,553
Interpublic Group of Cos., Inc. (The)	550	12,513
John Wiley & Sons, Inc. (Class A Stock)	60	3,107
Meredith Corp.	60	3,256
New Media Investment Group, Inc.	30	410
New York Times Co. (The) (Class A Stock)	200	5,142
News Corp. (Class A Stock)	540	6,928
News Corp. (Class B Stock)	150	1,940
Omnicom Group, Inc.	340	26,479
Scholastic Corp.	30	1,251
TechTarget, Inc.*	30	435
TEGNA, Inc.	310	3,639

		466,775

Metals & Mining 0.4%
AK Steel Holding Corp.*	290	856
Allegheny Technologies, Inc.*	155	4,245
Carpenter Technology Corp.	80	3,781
Century Aluminum Co.*	40	368
Commercial Metals Co.	150	2,617
Compass Minerals International, Inc.	60	3,135
Freeport-McMoRan, Inc.	2,050	23,862
Haynes International, Inc.	16	525
Kaiser Aluminum Corp.	26	2,610
Materion Corp.	36	1,689
Newmont Mining Corp.	770	26,265

See Notes to Financial Statements.

118

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Nucor Corp.	456	$27,925
Olympic Steel, Inc.	20	385
Reliance Steel & Aluminum Co.	110	9,007
Royal Gold, Inc.	98	8,562
Steel Dynamics, Inc.	340	12,441
SunCoke Energy, Inc.*	40	450
TimkenSteel Corp.*	30	382
United States Steel Corp.	210	4,733
Worthington Industries, Inc.	50	1,887

		135,725

Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	140	2,548
ARMOUR Residential REIT, Inc.	40	841
Capstead Mortgage Corp.	40	295
Granite Point Mortgage Trust, Inc.	50	976
Invesco Mortgage Capital, Inc.	110	1,771
New York Mortgage Trust, Inc.	165	1,036
PennyMac Mortgage Investment Trust	50	1,012
Redwood Trust, Inc.	110	1,774

		10,253

Multiline Retail 0.5%
Big Lots, Inc.	50	1,577
Dillard’s, Inc. (Class A Stock)	30	2,004
Dollar General Corp.	390	45,018
Dollar Tree, Inc.*	359	34,762
J.C. Penney Co., Inc.*	140	185
Kohl’s Corp.	250	17,172
Macy’s, Inc.	450	11,835
Nordstrom, Inc.	176	8,168
Ollie’s Bargain Outlet Holdings, Inc.*	80	6,253
Target Corp.	764	55,772

		182,746

Multi-Utilities 1.0%
Ameren Corp.	360	24,962
Avista Corp.	90	3,767
Black Hills Corp.	80	5,431

See Notes to Financial Statements.

PGIM Day One Underlying Funds	119

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
CenterPoint Energy, Inc.	704	$21,768
CMS Energy Corp.	420	21,899
Consolidated Edison, Inc.	462	35,874
Dominion Energy, Inc.	1,129	79,301
DTE Energy Co.	271	31,910
MDU Resources Group, Inc.	270	6,942
NiSource, Inc.	510	13,913
NorthWestern Corp.	70	4,474
Public Service Enterprise Group, Inc.	740	40,367
Sempra Energy	400	46,792
Vectren Corp.	130	9,409
WEC Energy Group, Inc.	470	34,324

		381,133

Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp.	740	35,024
Apache Corp.	540	17,723
Bonanza Creek Energy, Inc.*	30	692
Cabot Oil & Gas Corp.	590	14,720
Callon Petroleum Co.*	305	2,483
Carrizo Oil & Gas, Inc.*	120	1,474
Chesapeake Energy Corp.*	1,330	3,790
Chevron Corp.	2,804	321,479
Cimarex Energy Co.	136	10,246
CNX Resources Corp.*	280	3,399
Concho Resources, Inc.*	298	35,712
ConocoPhillips	1,682	113,855
CONSOL Energy, Inc.*	45	1,599
Denbury Resources, Inc.*	610	1,238
Devon Energy Corp.	690	18,388
Diamondback Energy, Inc.	233	24,027
EOG Resources, Inc.	849	84,221
EQT Corp.	320	6,230
Equitrans Midstream Corp.*	294	6,121
Exxon Mobil Corp.	6,217	455,582
Green Plains, Inc.	20	284
Gulfport Energy Corp.*	220	1,846
Hess Corp.	380	20,520
HighPoint Resources Corp.*	75	210
HollyFrontier Corp.	230	12,958
Kinder Morgan, Inc.	2,760	49,956

See Notes to Financial Statements.

120

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Laredo Petroleum, Inc.*	170	$646
Marathon Oil Corp.	1,190	18,790
Marathon Petroleum Corp.	1,013	67,121
Matador Resources Co.*	145	2,828
Murphy Oil Corp.	230	6,290
Newfield Exploration Co.*	280	5,118
Noble Energy, Inc.	690	15,415
Oasis Petroleum, Inc.*	380	2,288
Occidental Petroleum Corp.	1,104	73,725
ONEOK, Inc.	610	39,168
Par Pacific Holdings, Inc.*	20	325
PBF Energy, Inc. (Class A Stock)	185	6,775
PDC Energy, Inc.*	90	2,931
Penn Virginia Corp.*	20	1,049
Phillips 66	637	60,776
Pioneer Natural Resources Co.	251	35,722
QEP Resources, Inc.*	300	2,481
Range Resources Corp.	280	3,088
Renewable Energy Group, Inc.*	40	1,156
REX American Resources Corp.*	6	438
Ring Energy, Inc.*	50	294
SM Energy Co.	135	2,649
Southwestern Energy Co.*	830	3,627
SRC Energy, Inc.*	300	1,476
Valero Energy Corp.	618	54,273
Williams Cos., Inc. (The)	1,764	47,505
World Fuel Services Corp.	50	1,245
WPX Energy, Inc.*	530	6,498

		1,707,474

Paper & Forest Products 0.0%
Boise Cascade Co.	40	1,099
Clearwater Paper Corp.*	10	337
Domtar Corp.	80	3,752
Louisiana-Pacific Corp.	180	4,388
Mercer International, Inc. (Canada)	60	886
Neenah, Inc.	20	1,393
P.H. Glatfelter Co.	20	256
Schweitzer-Mauduit International, Inc.	30	962

		13,073

See Notes to Financial Statements.

PGIM Day One Underlying Funds	121

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	200	$468
Coty, Inc. (Class A Stock)	640	4,967
Edgewell Personal Care Co.*	80	3,156
Estee Lauder Cos., Inc. (The) (Class A Stock)	326	44,473
Inter Parfums, Inc.	20	1,329
Medifast, Inc.	18	2,290
Nu Skin Enterprises, Inc. (Class A Stock)	77	5,055

		61,738

Pharmaceuticals 4.2%
Akorn, Inc.*	88	331
Allergan PLC	466	67,095
Amphastar Pharmaceuticals, Inc.*	20	455
ANI Pharmaceuticals, Inc.*	10	537
Assertio Therapeutics, Inc.*	30	134
Bristol-Myers Squibb Co.	2,392	118,093
Catalent, Inc.*	205	7,571
Corcept Therapeutics, Inc.*	150	1,677
Eli Lilly & Co.	1,388	166,366
Endo International PLC*	260	2,535
Innoviva, Inc.*	70	1,197
Johnson & Johnson	3,939	524,202
Lannett Co., Inc.*	20	149
Mallinckrodt PLC*	120	2,623
Medicines Co. (The)*	70	1,618
Merck & Co., Inc.	3,831	285,141
Mylan NV*	726	21,744
Nektar Therapeutics*	260	11,008
Perrigo Co. PLC	170	7,897
Pfizer, Inc.	8,498	360,740
Phibro Animal Health Corp. (Class A Stock)	20	624
Prestige Consumer Healthcare, Inc.*	80	2,234
Supernus Pharmaceuticals, Inc.*	70	2,669
Zoetis, Inc.	700	60,312

		1,646,952

Professional Services 0.4%
ASGN, Inc.*	70	4,409
Dun & Bradstreet Corp. (The)	60	8,684
Equifax, Inc.	184	19,692

See Notes to Financial Statements.

122

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
Exponent, Inc.	80	$3,997
Forrester Research, Inc.	16	719
FTI Consulting, Inc.*	60	4,099
Heidrick & Struggles International, Inc.	20	661
IHS Markit Ltd.*	530	27,518
Insperity, Inc.	60	6,401
Kelly Services, Inc. (Class A Stock)	20	448
Korn Ferry	70	3,192
ManpowerGroup, Inc.	103	8,140
Navigant Consulting, Inc.	20	518
Nielsen Holdings PLC	520	13,354
Resources Connection, Inc.	30	501
Robert Half International, Inc.	180	11,597
TrueBlue, Inc.*	25	610
Verisk Analytics, Inc.*	242	28,413
WageWorks, Inc.*	60	1,893

		144,846

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	450	20,588
HFF, Inc. (Class A Stock)	60	2,485
Jones Lang LaSalle, Inc.	68	9,752
Marcus & Millichap, Inc.*	30	1,188
RE/MAX Holdings, Inc. (Class A Stock)	20	834
Realogy Holdings Corp.	160	2,840

		37,687

Road & Rail 1.0%
ArcBest Corp.	33	1,241
Avis Budget Group, Inc.*	90	2,398
CSX Corp.	1,177	77,329
Genesee & Wyoming, Inc. (Class A Stock)*	86	6,753
Heartland Express, Inc.	40	800
J.B. Hunt Transport Services, Inc.	130	13,915
Kansas City Southern	160	16,920
Knight-Swift Transportation Holdings, Inc.	155	4,921
Landstar System, Inc.	60	6,095
Marten Transport Ltd.	33	638
Norfolk Southern Corp.	400	67,096
Old Dominion Freight Line, Inc.	100	13,593

See Notes to Financial Statements.

PGIM Day One Underlying Funds	123

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
Ryder System, Inc.	80	$4,633
Saia, Inc.*	40	2,399
Union Pacific Corp.	1,085	172,591
Werner Enterprises, Inc.	53	1,745

		393,067

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	46	2,359
Advanced Micro Devices, Inc.*	1,250	30,513
Analog Devices, Inc.	548	54,175
Applied Materials, Inc.	1,426	55,728
Axcelis Technologies, Inc.*	30	625
Broadcom, Inc.	609	163,364
Brooks Automation, Inc.	100	3,113
Cabot Microelectronics Corp.	42	4,279
CEVA, Inc.*	16	455
Cirrus Logic, Inc.*	80	2,972
Cohu, Inc.	55	965
Cree, Inc.*	143	7,212
Cypress Semiconductor Corp.	520	7,212
Diodes, Inc.*	50	1,682
DSP Group, Inc.*	40	506
First Solar, Inc.*	110	5,565
FormFactor, Inc.*	75	1,127
Ichor Holdings Ltd.*	30	617
Integrated Device Technology, Inc.*	200	9,770
Intel Corp.	6,701	315,751
KLA-Tencor Corp.	237	25,257
Kopin Corp.*	130	179
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,577
Lam Research Corp.	228	38,664
Maxim Integrated Products, Inc.	400	21,708
MaxLinear, Inc.*	50	981
Microchip Technology, Inc.	343	27,567
Micron Technology, Inc.*	1,638	62,604
MKS Instruments, Inc.	75	6,122
Monolithic Power Systems, Inc.	65	8,226
Nanometrics, Inc.*	20	612
NVIDIA Corp.	897	128,944
PDF Solutions, Inc.*	30	315
Photronics, Inc.*	60	641

See Notes to Financial Statements.

124

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Power Integrations, Inc.	43	$2,838
Qorvo, Inc.*	184	12,026
QUALCOMM, Inc.	1,772	87,750
Rambus, Inc.*	80	722
Rudolph Technologies, Inc.*	30	652
Semtech Corp.*	90	4,370
Silicon Laboratories, Inc.*	60	4,590
Skyworks Solutions, Inc.	260	18,990
SMART Global Holdings, Inc.*	20	496
SolarEdge Technologies, Inc.*	60	2,627
Synaptics, Inc.*	40	1,592
Teradyne, Inc.	244	8,782
Texas Instruments, Inc.	1,411	142,060
Ultra Clean Holdings, Inc.*	35	415
Universal Display Corp.	60	6,230
Veeco Instruments, Inc.*	25	245
Versum Materials, Inc.	130	4,780
Xilinx, Inc.	384	42,985
Xperi Corp.	50	1,072

		1,334,609

Software 5.5%
8x8, Inc.*	90	1,585
ACI Worldwide, Inc.*	170	5,025
Adobe, Inc.*	718	177,935
Agilysys, Inc.*	40	708
Alarm.com Holdings, Inc.*	50	3,146
ANSYS, Inc.*	127	20,872
Autodesk, Inc.*	322	47,398
Blackbaud, Inc.	70	5,012
Bottomline Technologies DE, Inc.*	60	3,099
Cadence Design Systems, Inc.*	420	20,173
CDK Global, Inc.	200	9,782
Citrix Systems, Inc.	190	19,483
CommVault Systems, Inc.*	50	3,303
Ebix, Inc.	28	1,599
Fair Isaac Corp.*	43	9,684
Fortinet, Inc.*	210	16,080
Intuit, Inc.	386	83,307
j2 Global, Inc.	81	6,088
LivePerson, Inc.*	50	1,174

See Notes to Financial Statements.

PGIM Day One Underlying Funds	125

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
LogMeIn, Inc.	87	$8,093
Manhattan Associates, Inc.*	100	4,877
Microsoft Corp.	11,330	1,183,192
MicroStrategy, Inc. (Class A Stock)*	16	2,030
Monotype Imaging Holdings, Inc.	44	730
OneSpan, Inc.*	30	438
Oracle Corp.	3,752	188,463
Progress Software Corp.	48	1,739
PTC, Inc.*	160	13,566
Qualys, Inc.*	48	4,153
Red Hat, Inc.*	258	45,883
salesforce.com, Inc.*	1,125	170,966
SPS Commerce, Inc.*	28	2,482
Symantec Corp.	890	18,708
Synopsys, Inc.*	230	21,470
Teradata Corp.*	170	7,545
TiVo Corp.	100	1,113
Tyler Technologies, Inc.*	62	11,730
Ultimate Software Group, Inc. (The)*	53	14,473

		2,137,104

Specialty Retail 2.2%
Aaron’s, Inc.	100	5,006
Abercrombie & Fitch Co. (Class A Stock)	60	1,300
Advance Auto Parts, Inc.	113	17,990
American Eagle Outfitters, Inc.	190	4,013
Asbury Automotive Group, Inc.*	26	1,837
Ascena Retail Group, Inc.*	70	172
AutoNation, Inc.*	79	3,061
AutoZone, Inc.*	37	31,352
Barnes & Noble Education, Inc.*	40	229
Barnes & Noble, Inc.	40	241
Bed Bath & Beyond, Inc.	190	2,867
Best Buy Co., Inc.	346	20,497
Buckle, Inc. (The)	20	347
Caleres, Inc.	53	1,582
CarMax, Inc.*	265	15,577
Cato Corp. (The) (Class A Stock)	20	297
Chico’s FAS, Inc.	120	696
Children’s Place, Inc. (The)	24	2,322
Dick’s Sporting Goods, Inc.	110	3,884

See Notes to Financial Statements.

126

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
DSW, Inc. (Class A Stock)	100	$2,725
Express, Inc.*	30	159
Five Below, Inc.*	90	11,136
Foot Locker, Inc.	180	10,060
GameStop Corp. (Class A Stock)	90	1,021
Gap, Inc. (The)	280	7,123
Genesco, Inc.*	30	1,355
Group 1 Automotive, Inc.	36	2,197
Guess?, Inc.	50	976
Haverty Furniture Cos., Inc.	20	407
Hibbett Sports, Inc.*	10	163
Home Depot, Inc. (The)	1,657	304,109
Kirkland’s, Inc.*	30	307
L Brands, Inc.	310	8,630
Lithia Motors, Inc. (Class A Stock)	30	2,668
Lowe’s Cos., Inc.	1,174	112,892
Lumber Liquidators Holdings, Inc.*	30	361
MarineMax, Inc.*	26	462
Michaels Cos., Inc. (The)*	110	1,525
Monro, Inc.	53	3,798
Murphy USA, Inc.*	40	2,942
Office Depot, Inc.	690	2,035
O’Reilly Automotive, Inc.*	124	42,738
Rent-A-Center, Inc.*	40	700
RH*	30	4,076
Ross Stores, Inc.	552	50,850
Sally Beauty Holdings, Inc.*	172	2,962
Shoe Carnival, Inc.	20	738
Signet Jewelers Ltd.	80	1,949
Sleep Number Corp.*	40	1,440
Sonic Automotive, Inc. (Class A Stock)	20	306
Tailored Brands, Inc.	60	758
Tiffany & Co.	162	14,374
Tile Shop Holdings, Inc.	30	228
TJX Cos., Inc. (The)	1,810	90,011
Tractor Supply Co.	180	15,372
Ulta Beauty, Inc.*	88	25,689
Urban Outfitters, Inc.*	100	3,230
Vitamin Shoppe, Inc.*	20	92

See Notes to Financial Statements.

PGIM Day One Underlying Funds	127

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Williams-Sonoma, Inc.	120	$6,532
Zumiez, Inc.*	20	508

		852,874

Technology Hardware, Storage & Peripherals 3.2%
3D Systems Corp.*	140	1,786
Apple, Inc.	6,616	1,101,167
Cray, Inc.*	30	658
Diebold Nixdorf, Inc.	40	170
Electronics For Imaging, Inc.*	50	1,321
Hewlett Packard Enterprise Co.	2,074	32,334
HP, Inc.	2,300	50,669
NCR Corp.*	174	4,655
NetApp, Inc.	370	23,595
Seagate Technology PLC	380	16,826
Western Digital Corp.	432	19,436
Xerox Corp.	297	8,378

		1,260,995

Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.*	230	9,770
Carter’s, Inc.	70	5,803
Crocs, Inc.*	70	2,010
Deckers Outdoor Corp.*	41	5,267
Fossil Group, Inc.*	40	678
G-III Apparel Group Ltd.*	60	2,092
Hanesbrands, Inc.	483	7,240
Movado Group, Inc.	20	639
NIKE, Inc. (Class B Stock)	1,868	152,952
Oxford Industries, Inc.	30	2,297
PVH Corp.	118	12,875
Ralph Lauren Corp.	80	9,291
Skechers U.S.A., Inc. (Class A Stock)*	150	4,076
Steven Madden Ltd.	120	3,918
Tapestry, Inc.	418	16,181
Under Armour, Inc. (Class A Stock)*	270	5,600
Under Armour, Inc. (Class C Stock)*	280	5,303
Unifi, Inc.*	20	428
Vera Bradley, Inc.*	30	269

See Notes to Financial Statements.

128

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	473	$39,813
Wolverine World Wide, Inc.	140	4,803

		291,305

Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	64	1,943
Dime Community Bancshares, Inc.	30	592
Flagstar Bancorp, Inc.*	40	1,234
HomeStreet, Inc.*	10	245
LendingTree, Inc.*	14	4,149
Meta Financial Group, Inc.	42	989
New York Community Bancorp, Inc.	620	7,204
NMI Holdings, Inc. (Class A Stock)*	55	1,210
Northfield Bancorp, Inc.	30	429
Northwest Bancshares, Inc.	140	2,469
Oritani Financial Corp.	30	506
Provident Financial Services, Inc.	70	1,730
TrustCo Bank Corp.	50	388
Walker & Dunlop, Inc.	32	1,538
Washington Federal, Inc.	110	3,200

		27,826

Tobacco 0.8%
Altria Group, Inc.	2,750	135,712
Philip Morris International, Inc.	2,278	174,768
Universal Corp.	38	2,193

		312,673

Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,541
DXP Enterprises, Inc.*	20	658
Fastenal Co.	430	25,998
GATX Corp.	60	4,541
Kaman Corp.	36	2,128
MSC Industrial Direct Co., Inc. (Class A Stock)	70	5,844
NOW, Inc.*	150	2,030
United Rentals, Inc.*	126	15,783
Veritiv Corp.*	6	205

See Notes to Financial Statements.

PGIM Day One Underlying Funds	129

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.	73	$21,563
Watsco, Inc.	50	7,374

		89,665

Water Utilities 0.1%
American States Water Co.	50	3,386
American Water Works Co., Inc.	278	26,596
Aqua America, Inc.	250	8,762
California Water Service Group	80	3,962

		42,706

Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	30	415
Telephone & Data Systems, Inc.	120	4,347

		4,762

TOTAL COMMON STOCKS (cost $33,329,756)		36,780,395

EXCHANGE TRADED FUNDS 1.8%
iShares Core S&P Mid-Cap ETF	346	63,370
iShares Core S&P Small-Cap ETF	410	31,443
SPDR S&P 500 ETF Trust	2,248	606,803

TOTAL EXCHANGE TRADED FUNDS (cost $625,115)		701,616

	Units
RIGHTS* 0.0%

Chemicals
A. Schulman, Inc., CVR^ (cost $66)	33	—

TOTAL LONG-TERM INVESTMENTS (cost $33,954,937)		37,482,011

See Notes to Financial Statements.

130

Description	Shares	Value
SHORT-TERM INVESTMENTS 3.6%

AFFILIATED MUTUAL FUND 3.2%
PGIM Core Ultra Short Bond Fund (cost $1,256,170)(w)	1,256,170	$1,256,170

	Interest Rate		Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION 0.4%
U.S. Treasury Bills (cost $149,533)	2.349	%(n)	03/21/19	(k)	150	149,530

TOTAL SHORT-TERM INVESTMENTS (cost $1,405,703)						1,405,700

TOTAL INVESTMENTS 100.1% (cost $35,360,640)						38,887,711
Liabilities in excess of other assets(z) (0.1)%						(27,458)

NET ASSETS 100.0%						$38,860,253

See the Glossary for abbreviations used in the semiannual report:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	Russell 2000 E-Mini Index	Mar. 2019	$75,010	$6,295
8	S&P 500 E-Mini Index	Mar. 2019	1,081,800	94,335
1	S&P Mid Cap 400 E-Mini Index	Mar. 2019	183,610	13,950

				$114,580

See Notes to Financial Statements.

PGIM Day One Underlying Funds	131

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$149,530

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$934,974	$—	$—
Air Freight & Logistics	213,499	—	—
Airlines	163,162	—	—
Auto Components	88,649	—	—
Automobiles	140,165	—	—
Banks	2,213,783	—	—
Beverages	619,579	—	—
Biotechnology	907,664	—	—
Building Products	131,287	—	—
Capital Markets	1,008,468	—	—
Chemicals	768,727	—	—
Commercial Services & Supplies	188,134	—	—
Communications Equipment	430,934	—	—
Construction & Engineering	61,401	—	—
Construction Materials	41,893	—	—
Consumer Finance	249,163	—	—
Containers & Packaging	138,679	—	—
Distributors	45,676	—	—
Diversified Consumer Services	36,032	—	—
Diversified Financial Services	594,842	—	—
Diversified Telecommunication Services	685,870	—	—
Electric Utilities	690,587	—	—
Electrical Equipment	203,165	—	—

See Notes to Financial Statements.

132

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$294,109	$—	$—
Energy Equipment & Services	229,107	—	—
Entertainment	723,971	—	—
Equity Real Estate Investment Trusts (REITs)	1,275,487	—	—
Food & Staples Retailing	519,920	—	—
Food Products	444,880	—	—
Gas Utilities	72,922	—	—
Health Care Equipment & Supplies	1,265,328	—	—
Health Care Providers & Services	1,161,309	—	—
Health Care Technology	46,011	—	—
Hotels, Restaurants & Leisure	730,115	—	—
Household Durables	163,812	—	—
Household Products	556,343	—	—
Independent Power & Renewable Electricity Producers	32,425	—	—
Industrial Conglomerates	513,930	—	—
Insurance	948,576	—	—
Interactive Media & Services	1,644,645	—	—
Internet & Direct Marketing Retail	1,240,704	—	—
IT Services	1,690,600	—	—
Leisure Products	40,400	—	—
Life Sciences Tools & Services	385,987	—	—
Machinery	699,005	—	—
Marine	8,488	—	—
Media	466,775	—	—
Metals & Mining	135,725	—	—
Mortgage Real Estate Investment Trusts (REITs)	10,253	—	—
Multiline Retail	182,746	—	—
Multi-Utilities	381,133	—	—
Oil, Gas & Consumable Fuels	1,707,474	—	—
Paper & Forest Products	13,073	—	—
Personal Products	61,738	—	—
Pharmaceuticals	1,646,952	—	—
Professional Services	144,846	—	—
Real Estate Management & Development	37,687	—	—
Road & Rail	393,067	—	—
Semiconductors & Semiconductor Equipment	1,334,609	—	—
Software	2,137,104	—	—
Specialty Retail	852,874	—	—
Technology Hardware, Storage & Peripherals	1,260,995	—	—
Textiles, Apparel & Luxury Goods	291,305	—	—
Thrifts & Mortgage Finance	27,826	—	—
Tobacco	312,673	—	—
Trading Companies & Distributors	89,665	—	—
Water Utilities	42,706	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	133

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$4,762	$—	$—
Exchange Traded Funds	701,616	—	—
Rights
Chemicals	—	—	—
Affiliated Mutual Fund	1,256,170	—	—
U.S. Treasury Obligation	—	149,530	—
Other Financial Instruments*
Futures Contracts	114,580	—	—

Total	$38,852,761	$149,530	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Banks	5.7%
Software	5.5
Oil, Gas & Consumable Fuels	4.4
IT Services	4.4
Pharmaceuticals	4.2
Interactive Media & Services	4.2
Semiconductors & Semiconductor Equipment	3.4
Equity Real Estate Investment Trusts (REITs)	3.3
Health Care Equipment & Supplies	3.3
Technology Hardware, Storage & Peripherals	3.2
Affiliated Mutual Fund	3.2
Internet & Direct Marketing Retail	3.2
Health Care Providers & Services	3.0
Capital Markets	2.6
Insurance	2.4
Aerospace & Defense	2.4
Biotechnology	2.3
Specialty Retail	2.2
Chemicals	2.0
Hotels, Restaurants & Leisure	1.9
Entertainment	1.9
Exchange Traded Funds	1.8
Machinery	1.8
Electric Utilities	1.8

Diversified Telecommunication Services	1.8%
Beverages	1.6
Diversified Financial Services	1.5
Household Products	1.4
Food & Staples Retailing	1.3
Industrial Conglomerates	1.3
Media	1.2
Food Products	1.1
Communications Equipment	1.1
Road & Rail	1.0
Life Sciences Tools & Services	1.0
Multi-Utilities	1.0
Tobacco	0.8
Electronic Equipment, Instruments & Components	0.8
Textiles, Apparel & Luxury Goods	0.8
Consumer Finance	0.6
Energy Equipment & Services	0.6
Air Freight & Logistics	0.6
Electrical Equipment	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Household Durables	0.4
Airlines	0.4
U.S. Treasury Obligation	0.4

See Notes to Financial Statements.

134

Industry Classification (cont’d.):
Professional Services	0.4%
Automobiles	0.4
Containers & Packaging	0.4
Metals & Mining	0.4
Building Products	0.3
Trading Companies & Distributors	0.2
Auto Components	0.2
Gas Utilities	0.2
Personal Products	0.2
Construction & Engineering	0.2
Health Care Technology	0.1
Distributors	0.1
Water Utilities	0.1
Construction Materials	0.1
Leisure Products	0.1
Real Estate Management & Development	0.1

Diversified Consumer Services	0.1%
Independent Power & Renewable Electricity Producers	0.1
Thrifts & Mortgage Finance	0.1
Paper & Forest Products	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Marine	0.0	*
Wireless Telecommunication Services	0.0	*

	100.1
Liabilities in excess of other assets	(0.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$114,580	*	—	$—	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	135

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(193,845)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(66)	$102,287

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended January 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$1,610,768

(1)	Notional Amount in USD.

See Notes to Financial Statements.

136

PGIM QMA US Broad Market Index Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $34,104,470)	$37,631,541
Affiliated investments (cost $1,256,170)	1,256,170
Cash	384
Receivable for Fund shares sold	132,068
Dividends and interest receivable	36,953
Due from broker—variation margin futures	10,200
Due from Manager	6,939
Prepaid expenses	559

Total Assets	39,074,814

Liabilities
Payable for Fund shares reacquired	124,340
Payable for investments purchased	38,172
Custodian and accounting fees payable	30,403
Audit fee payable	12,342
Accrued expenses and other liabilities	9,225
Affiliated transfer agent fee payable	79

Total Liabilities	214,561

Net Assets	$38,860,253

Net assets were comprised of:
Shares of beneficial interest, at par	$3,167
Paid-in capital in excess of par	35,666,431
Total distributable earnings (loss)	3,190,655

Net assets, January 31, 2019	$38,860,253

Class R6
Net asset value, offering price and redemption price per share, ($38,860,253 ÷ 3,167,133 shares of beneficial interest issued and outstanding)	$12.27

See Notes to Financial Statements.

PGIM Day One Underlying Funds	137

PGIM QMA US Broad Market Index Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $11 foreign withholding tax)	$365,136
Affiliated dividend income	19,311
Interest income	2,036
Income from securities lending, net (including affiliated income of $3)	4

Total income	386,487

Expenses
Management fee	35,118
Custodian and accounting fees	37,173
Audit fee	12,342
Legal fees and expenses	8,606
Shareholders’ reports	6,372
Trustees’ fees	6,184
Transfer agent’s fees and expenses (including affiliated expense of $210)	210
Registration fees	31
Miscellaneous	5,915

Total expenses	111,951
Less: Fee waiver and/or expense reimbursement	(72,883)

Net expenses	39,068

Net investment income (loss)	347,419

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(237,560)
Futures transactions	(193,845)

(431,405)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1))	(1,588,572)
Futures	102,287

(1,486,285)

Net gain (loss) on investment transactions	(1,917,690)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,570,271)

See Notes to Financial Statements.

138

PGIM QMA US Broad Market Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$347,419	$481,955
Net realized gain (loss) on investment transactions		(431,405)	220,479
Net change in unrealized appreciation (depreciation) on investments		(1,486,285)	3,732,099

Net increase (decrease) in net assets resulting from operations		(1,570,271)	4,434,533

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(830,039)	—

Dividends from net investment income*
Class R6		*	(309,186)

Distributions from net realized gains*
Class R6		*	(101,340)

Fund share transactions
Net proceeds from shares sold		10,418,770	17,165,928
Net asset value of shares issued in reinvestment of dividends and distributions		830,039	410,526
Cost of shares reacquired		(7,008,207)	(6,954,773)

Net increase (decrease) in net assets from Fund share transactions		4,240,602	10,621,681

Total increase (decrease)		1,840,292	14,645,688

Net Assets:
Beginning of period		37,019,961	22,374,273

End of period(a)		$38,860,253	$37,019,961

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$292,053

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	139

Glossary

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

BABs—Build America Bonds

CVR—Contingent Value Rights

ETF—Exchange Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GO—General Obligation

LME—London Metal Exchange

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REIT(s)—Real Estate Investment Trust(s)

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

UTS—Unit Trust Security

WTI—West Texas Intermediate

See Notes to Financial Statements.

140

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (the “Commodity Strategies Fund”), which is a non-diversified fund for purposes of the 1940 Act. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. PIP2’s Board of Trustees has oversight responsibility for the investment activities of the Commodity Strategies Fund, including its investment in the Cayman Subsidiary, and the Commodity Strategies Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund. The consolidated financial statements of the Commodity Strategies Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategies Fund. The portion of the Commodity Strategies

PGIM Day One Underlying Funds	141

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

Fund’s or Cayman Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposures could be substantial.

To the extent of the Commodity Strategies Fund’s investment through the Cayman Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Cayman Subsidiary invests. By investing in the Cayman Subsidiary, the Commodity Strategies Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Commodity Strategies Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of January 31, 2019, the Cayman Subsidiary had net assets of $2,777,909, representing 14.3% of the Commodity Strategies Fund’s net assets.

The Funds of PIP2 have the following investment objective(s) and Subadviser(s):

	Objective	Subadviser(s)
PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

PGIM Core Conservative Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Bond Index over full market cycles.	PGIM Fixed Income, which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.)

PGIM TIPS Fund	Outperform the Bloomberg Barclays US Treasury Inflation-Protected Index.	PGIM Fixed Income, which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.)

Commodity Strategies Fund	Generate returns over time in excess of the Bloomberg Commodity Index.	Quantitative Management Associates, LLC (“QMA”)(a wholly-owned subsidiary of PGIM, Inc.)

PGIM QMA Mid-Cap Core Equity Fund	Outperform the S&P MidCap 400 Index.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

PGIM QMA US Broad Market Index Fund	Seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

1. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”)

142

Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures (Consolidated Schedule of Investments for Commodity Strategies).

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on

PGIM Day One Underlying Funds	143

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades.

Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

144

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under federal securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by a Fund’s Subadviser under the guidelines adopted by the Trustees. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Day One Underlying Funds	145

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

146

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge its existing portfolio securities, or securities the Fund intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates and to gain exposure to commodities. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Commodity Strategies Fund invested in financial futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP2, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities (Consolidated Statement of Assets and Liabilities for Commodity Strategies).

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant

PGIM Day One Underlying Funds	147

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): Certain Funds invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

148

Dividends and Distributions: Core Conservative Bond and TIPS declare daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Commodity Strategies, Jennison Small-Cap Core Equity, QMA Mid-Cap Core Equity and QMA US Broad Market Index expect to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. At January 31, 2019, PGIM Investments has engaged the firms referenced in Note 1 as Subadvisers for their respective Funds. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Funds. PGIM Investments administers the corporate affairs of the Funds and, in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

The management fee payable to the Manager is accrued daily and payable monthly at an annual rate of the Funds’ average daily net assets specified below and PGIM Investments, in turn, pays each subadviser a fee for its services.

Fund	Management Fee	Effective Management Fee		Fee Waivers and/or Expense Limitations through November 30, 2019
Jennison Small-Cap Core Equity	0.75%	0.09%		contractually limit expenses to 0.95%
Core Conservative Bond	0.27	0.02		contractually limit expenses to 0.50%
TIPS	0.23	—	#	contractually limit expenses to 0.40%
Commodity Strategies	0.40	0.18		contractually limit expenses to 0.80%.*
QMA Mid-Cap Core Equity	0.50	—	#	contractually limit expenses to 0.85%

PGIM Day One Underlying Funds	149

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

Fund	Management Fee	Effective Management Fee		Fee Waivers and/or Expense Limitations through November 30, 2019
QMA US Broad Market Index	0.18%	—	#%	contractually limit expenses to 0.20%

#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.
*

The Manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor of the Class R6 shares of each Fund.

PGIM Investments, PGIM, Inc., Jennison and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Funds’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Funds.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and their securities lending cash collateral in the PGIM Institutional

150

Money Market Fund (the “Money Market Fund”). Through the Funds’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended January 31, 2019, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Small-Cap Core Equity	$3,991,516	$2,751,149
Core Conservative Bond	11,415,719	10,369,216
QMA Mid-Cap Core Equity	9,308,319	6,887,547
QMA US Broad Market Index	7,511,686	3,707,073

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2019, is presented as follows:

Jennison Small-Cap Core Equity:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$575,177	$2,313,259	$2,327,326	$—	$—	$561,110	561,110	$7,973
PGIM Institutional Money Market Fund*
179,192	1,409,630	1,545,989	(6)	6	42,833	42,825	167	**

$754,369	$3,722,889	$3,873,315	$(6)	$6	$603,943		$8,140

Core Conservative Bond:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,184,942	$11,254,696	$12,344,256	$—	$—	$1,095,382	1,095,382	$11,889

PGIM Day One Underlying Funds	151

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

TIPS:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$300,948	$10,197,305	$10,497,811	$—	$—	$442	442	$1,662

QMA Mid-Cap Core Equity:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$82,959	$2,973,846	$2,990,603	$—	$—	$66,202	66,202	$1,056

QMA US Broad Market Index:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,578,230	$8,611,069	$8,933,129	$—	$—	$1,256,170	1,256,170	$19,311
PGIM Institutional Money Market Fund*
5,964	42,076	48,039	(1)	—	—	—	3	**

$1,584,194	$8,653,145	$8,981,168	$(1)	$—	$1,256,170		$19,314

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Funds’ investments and the total net unrealized appreciation (depreciation) as of January 31, 2019 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Jennison Small-Cap Core Equity	$14,485,901	$2,428,467	$(1,128,327)	$1,300,140
Core Conservative Bond	43,018,097	236,217	(468,186)	(231,969)

152

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
TIPS	$30,635,149	$363,567	$(585,411)	$(221,844)
Commodity Strategies	19,196,863	—	(84,227)	(84,227)
QMA Mid-Cap Core Equity	13,622,602	831,172	(907,220)	(76,048)
QMA US Broad Market Index	35,410,525	5,185,851	(1,594,085)	3,591,766

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2018 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
Core Conservative Bond	$304,382
TIPS	172,701

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies) for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Funds offer Class R6 shares.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

At reporting period end, the following number of shareholders of record held the following percentage of the Funds’ outstanding shares on behalf of multiple beneficial owners:

Fund	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Jennison Small-Cap Core Equity	1	76	76
Core Conservative Bond	4	86	86
TIPS	6	90	90
Commodity Strategies	5	85	85
QMA Mid-Cap Core Equity	7	88	88

PGIM Day One Underlying Funds	153

Notes to Financial Statements/Consolidated

Financial Statements (unaudited) (continued)

Fund	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
QMA US Broad Market Index	7	89	89

Transactions in shares of beneficial interest were as follows:

Jennison Small-Cap Core Equity:

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	159,961	$1,811,075
Shares issued in reinvestment of dividends and distributions	88,681	909,864
Shares reacquired	(56,417)	(645,143)

Net increase (decrease) in shares outstanding	192,225	$2,075,796

Year ended July 31, 2018:
Shares sold	176,117	$2,127,195
Shares issued in reinvestment of dividends and distributions	20,353	237,929
Shares reacquired	(73,899)	(894,149)

Net increase (decrease) in shares outstanding	122,571	$1,470,975

Core Conservative Bond:
Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	704,545	$6,763,141
Shares issued in reinvestment of dividends and distributions	58,573	564,461
Shares reacquired	(371,177)	(3,570,251)

Net increase (decrease) in shares outstanding	391,941	$3,757,351

Year ended July 31, 2018:
Shares sold	1,096,332	$10,806,386
Shares issued in reinvestment of dividends and distributions	86,804	853,603
Shares reacquired	(316,413)	(3,125,416)

Net increase (decrease) in shares outstanding	866,723	$8,534,573

154

TIPS:
Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	1,352,037	$12,815,895
Shares issued in reinvestment of dividends and distributions	24,258	230,215
Shares reacquired	(597,313)	(5,657,392)

Net increase (decrease) in shares outstanding	778,982	$7,388,718

Year ended July 31, 2018:
Shares sold	1,865,204	$18,258,971
Shares issued in reinvestment of dividends and distributions	70,559	687,633
Shares reacquired	(1,094,153)	(10,672,380)

Net increase (decrease) in shares outstanding	841,610	$8,274,224

Commodity Strategies:
Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	391,421	$3,953,514
Shares issued in reinvestment of dividends and distributions	56,420	530,351
Shares reacquired	(169,340)	(1,692,995)

Net increase (decrease) in shares outstanding	278,501	$2,790,870

Year ended July 31, 2018:
Shares sold	588,588	$6,137,208
Shares issued in reinvestment of dividends and distributions	22,048	222,021
Shares reacquired	(206,859)	(2,156,323)

Net increase (decrease) in shares outstanding	403,777	$4,202,906

QMA Mid-Cap Core Equity:
Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	335,523	$3,539,949
Shares issued in reinvestment of dividends and distributions	77,700	771,564
Shares reacquired	(120,410)	(1,290,358)

Net increase (decrease) in shares outstanding	292,813	$3,021,155

Year ended July 31, 2018:
Shares sold	380,457	$4,425,757
Shares issued in reinvestment of dividends and distributions	24,009	278,502
Shares reacquired	(150,784)	(1,754,278)

Net increase (decrease) in shares outstanding	253,682	$2,949,981

PGIM Day One Underlying Funds	155

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

QMA US Broad Market Index:

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	828,864	$10,418,770
Shares issued in reinvestment of dividends and distributions	69,285	830,039
Shares reacquired	(581,267)	(7,008,207)

Net increase (decrease) in shares outstanding	316,882	$4,240,602

Year ended July 31, 2018:
Shares sold	1,417,563	$17,165,928
Shares issued in reinvestment of dividends and distributions	33,955	410,526
Shares reacquired	(570,993)	(6,954,773)

Net increase (decrease) in shares outstanding	880,525	$10,621,681

7. Borrowings

PIP2, on behalf of the Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Funds utilized the SCA during the reporting period ended January 31, 2019. The average balance outstanding is for the number of days the Funds utilized the credit facility.

156

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2019
PGIM TIPS Fund	$199,750	3.71%	8	$260,000	$—
PGIM QMA Mid-Cap
Core Equity Fund	144,000	3.67	4	147,000	—
PGIM QMA US Broad
Market Index Fund	473,000	3.76	1	473,000	—

8. Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Funds’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Funds for redemption before it matures and the Funds may not be able to reinvest at the same level and therefore would earn less income.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Commodity Strategies Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in its Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Cayman Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying RIC income for tax purposes. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Funds. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Funds.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the

PGIM Day One Underlying Funds	157

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

equity markets or a sector in which the Funds invests could go down. The Funds’ holdings can vary significantly from broad market indexes and the performance of the Funds can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Funds’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which each Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of each Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Funds may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Funds’ holdings may fall sharply. This is referred to as “extension risk. The Funds may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Funds’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Funds are difficult to purchase or sell. Liquidity risk includes the risk that the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Funds are forced to sell these investments to pay redemption proceeds or for other reasons, the Funds may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Funds may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s

158

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Funds will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Funds.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent

PGIM Day One Underlying Funds	159

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

period of deflation. If inflation is lower than expected during the period a Fund holds TIPS, the Funds may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities (Consolidated Statement of Assets and Liabilities for Commodity Strategies) and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets (Consolidated Statement of Changes in Net Assets for Commodity Strategies) and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

160

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2019	Year Ended July 31,		November 15, 2016(a) through July 31, 2017
		2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.04	$11.27		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	-	(c)	0.02
Net realized and unrealized gain (loss) on investment transactions	(1.39)	1.97		1.27
Total from investment operations	(1.38)	1.97		1.29
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	-	(c)	(0.02)
Distributions from net realized gains	(0.65)	(0.20)		-
Total dividends and distributions	(0.70)	(0.20)		(0.02)
Net asset value, end of period	$10.96	$13.04		$11.27
Total Return(d):	(10.22)%	17.75%		12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,692	$16,158		$12,584
Average net assets (000)	$15,538	$14,370		$10,943
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.95% (f)	0.95%		1.02%	(f)
Expenses before waivers and/or expense reimbursement	1.61% (f)	1.68%		2.04%	(f)
Net investment income (loss)	0.21% (f)	-%	(g)	0.22%	(f)
Portfolio turnover rate(h)	18%	39%		28%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	161

PGIM Core Conservative Bond Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2019		Year Ended July 31,	November 15, 2016(a) through July 31, 2017
			2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.66		$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.21	0.12
Net realized and unrealized gain (loss) on investment transactions	0.12		(0.34)	0.05
Total from investment operations	0.24		(0.13)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.24)	(0.14)
Net asset value, end of period	$9.77		$9.66	$10.03
Total Return(c):	2.56%		(1.31)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,840		$38,592	$31,357
Average net assets (000)	$40,407		$34,737	$25,827
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50%	(e)	0.50%	0.53%	(e)
Expenses before waivers and/or expense reimbursement	0.75%	(e)	0.78%	0.95%	(e)
Net investment income (loss)	2.51%	(e)	2.11%	1.72%	(e)
Portfolio turnover rate(f)	66%		171%	348%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

162

PGIM TIPS Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2019		Year Ended July 31,	November 15, 2016(a) through July 31, 2017
			2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.61		$9.86	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.28	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.19)	(0.09)
Total from investment operations	0.04		0.09	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.34)	(0.18)
Net asset value, end of period	$9.57		$9.61	$9.86
Total Return(c):	0.44%		0.87%	0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,049		$23,693	$16,011
Average net assets (000)	$27,031		$19,916	$6,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%	(e)	0.40%	0.55%	(e)
Expenses before waivers and/or expense reimbursement	0.74%	(e)	0.94%	2.41%	(e)
Net investment income (loss)	0.52%	(e)	2.83%	1.79%	(e)
Portfolio turnover rate(f)	20%		54%	41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	163

PGIM QMA Commodity Strategies Fund

Consolidated Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2019		Year Ended July 31,	November 15, 2016(a) through July 31, 2017
			2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.31		$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.04	(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.60)		0.27	0.20
Total from investment operations	(0.53)		0.31	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.15)	-
Net asset value, end of period	$9.51		$10.31	$10.15
Total Return(c):	(5.09)%		3.09%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,432		$18,187	$13,811
Average net assets (000)	$18,834		$16,136	$10,738
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.92%	1.30%	(e)
Expenses before waivers and/or expense reimbursement	1.08%	(e)	1.88%	2.64%	(e)
Net investment income (loss)	1.32%	(e)	0.41%	(0.67	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

164

PGIM QMA Mid-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2019	Year Ended July 31,	November 15, 2016(a) through July 31, 2017
		2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.08	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.09	0.05
Net realized and unrealized gain (loss) on investment transactions	(1.10)	1.16	1.12
Total from investment operations	(1.05)	1.25	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.01)
Distributions from net realized gains	(0.59)	(0.26)	-
Total dividends and distributions	(0.68)	(0.33)	(0.01)
Net asset value, end of period	$10.35	$12.08	$11.16
Total Return(c):	(8.42)%	11.36%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,469	$12,182	$8,426
Average net assets (000)	$12,410	$10,251	$5,794
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85%	0.85%	0.97%	(e)
Expenses before waivers and/or expense reimbursement	1.54%	1.80%	2.91%	(e)
Net investment income (loss)	0.95%	0.78%	0.62%	(e)
Portfolio turnover rate(f)	55%	113%	64%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	165

PGIM QMA US Broad Market Index Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2019	Year Ended July 31,	November 17, 2016(a) through July 31, 2017
		2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.99	$11.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.20	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.57)	1.61	1.26
Total from investment operations	(0.46)	1.81	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.14)	(0.02)
Distributions from net realized gains	(0.07)	(0.04)	-
Total dividends and distributions	(0.26)	(0.18)	(0.02)
Net asset value, end of period	$12.27	$12.99	$11.36
Total Return(c):	(3.51)%	16.05%	13.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,860	$37,020	$22,374
Average net assets (000)	$38,701	$29,409	$12,357
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.20% (e)	0.20%	0.26%	(e)
Expenses before waivers and/or expense reimbursement	0.57% (e)	0.65%	1.86%	(e)
Net investment income (loss)	1.78% (e)	1.64%	1.63%	(e)
Portfolio turnover rate(f)	10%	15%	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

166

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Deputy Chief Compliance Officer • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Day One Underlying Funds c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP
PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QMA COMMODITY STRATEGIES FUND	PQCMX	74440E862
PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QMA MID-CAP CORE EQUITY FUND	PQCCX	74440E508
PGIM TIPS FUND	PQTSX	74440E870	PGIM QMA US BROAD MARKET INDEX FUND	PQBMX	74440E409

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2019